FIDELITY ADVISOR
STRATEGIC INCOME
FUND - CLASS A, CLASS T, CLASS B
AND CLASS C

ANNUAL REPORT
DECEMBER 31, 1998

(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              19  The managers' review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     23  A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            24  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   49  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  58  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  69  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          70

OF SPECIAL NOTE        71

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)
DEAR SHAREHOLDER:

Resurgent stock market performance in the fourth quarter helped the Dow Jones Industrial Average post a double-digit return for the fourth year in a row - a first in the Dow's 100-plus year history. Three interest-rate cuts made late in the year by the Federal Reserve Board helped spark the equity rally. Meanwhile, while the majority of bonds posted positive performance, most bond returns for 1998 trailed their gains from 1997.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR STRATEGIC INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after September 3, 1996. Returns prior to that date are those of Class T, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31,       PAST 1 YEAR  LIFE OF FUND
1998

FIDELITY ADV STRATEGIC INCOME    2.38%        54.31%
- CL A

FIDELITY ADV STRATEGIC INCOME    -2.48%       46.98%
- CL A  (INCL. 4.75% SALES
CHARGE)

Fidelity Strategic Inc           5.43%        52.64%
Composite

 JP EMBI Plus                    -14.35%      59.71%

 LB Government Bond              9.85%        47.03%

 ML High Yield Master            3.66%        56.16%

 SB Non-US Dollar World Govt     17.79%       37.57%
Bond

Multi-Sector Income Funds        1.30%        n/a
Average

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the JP Morgan Emerging Markets Bond Index Plus, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master Index and the Salomon Brothers Non-U.S. Dollar World Government Bond Index weighted according to the fund's neutral mix. To measure how Class A's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 93 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31,     PAST 1 YEAR  LIFE OF FUND
1998

FIDELITY ADV STRATEGIC INCOME  2.38%        10.97%
- CL A

FIDELITY ADV STRATEGIC INCOME  -2.48%       9.68%
- CL A  (INCL. 4.75% SALES
CHARGE)

Fidelity Strategic Inc         5.43%        10.68%
Composite

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Strategic Inc -CL A      FID Strategic Inc Comp.     ML High Yield Master
             00260                       F0086                       ML002
  1994/10/31       9525.00                    10000.00                    10000.00
  1994/11/30       9572.77                     9921.26                     9914.94
  1994/12/31       9541.61                     9887.56                    10025.22
  1995/01/31       9648.07                     9962.57                    10166.88
  1995/02/28       9875.95                    10125.61                    10484.10
  1995/03/31      10019.24                    10301.07                    10630.00
  1995/04/30      10395.11                    10634.09                    10878.89
  1995/05/31      10786.33                    11037.19                    11218.77
  1995/06/30      10841.49                    11135.32                    11304.46
  1995/07/31      10928.59                    11192.91                    11433.70
  1995/08/31      10945.88                    11198.60                    11503.09
  1995/09/30      11140.78                    11390.44                    11634.70
  1995/10/31      11270.10                    11444.44                    11717.17
  1995/11/30      11395.97                    11595.55                    11831.55
  1995/12/31      11643.10                    11847.24                    12021.46
  1996/01/31      11903.52                    12046.81                    12211.32
  1996/02/29      11807.14                    11927.06                    12229.71
  1996/03/31      11769.08                    11944.14                    12196.49
  1996/04/30      11882.44                    12025.48                    12202.02
  1996/05/31      11965.00                    12090.46                    12290.02
  1996/06/30      12066.53                    12234.53                    12363.84
  1996/07/31      12139.29                    12369.42                    12447.78
  1996/08/31      12280.23                    12504.03                    12576.33
  1996/09/30      12663.01                    12784.11                    12846.16
  1996/10/31      12827.47                    12956.74                    12986.95
  1996/11/30      13077.33                    13230.23                    13249.51
  1996/12/31      13141.42                    13261.40                    13351.46
  1997/01/31      13226.46                    13301.40                    13454.07
  1997/02/28      13339.67                    13391.81                    13642.80
  1997/03/31      13046.74                    13220.01                    13491.28
  1997/04/30      13192.75                    13350.18                    13644.83
  1997/05/31      13535.42                    13643.22                    13916.32
  1997/06/30      13731.04                    13839.71                    14131.74
  1997/07/31      14001.03                    14081.77                    14470.87
  1997/08/31      13990.54                    14060.71                    14438.31
  1997/09/30      14331.31                    14317.94                    14684.83
  1997/10/31      14085.62                    14204.77                    14782.28
  1997/11/30      14206.44                    14326.98                    14914.67
  1997/12/31      14356.16                    14478.93                    15063.79
  1998/01/31      14615.36                    14640.74                    15284.46
  1998/02/28      14724.36                    14746.85                    15351.23
  1998/03/31      14853.96                    14828.66                    15483.52
  1998/04/30      14903.22                    14931.13                    15557.07
  1998/05/31      14832.89                    14938.88                    15657.71
  1998/06/30      14791.03                    14946.72                    15742.96
  1998/07/31      14883.79                    15005.68                    15832.74
  1998/08/31      13741.00                    14278.51                    15149.54
  1998/09/30      14183.23                    14755.55                    15179.76
  1998/10/31      14213.37                    14886.61                    14926.53
  1998/11/30      14708.36                    15245.10                    15610.38
  1998/12/31      14698.49                    15264.49                    15615.57

IMATRL PRASUN   SHR__CHT 19981231 19990129 145851 R00000000000053

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class A on October 31, 1994, when the fund started, and the current 4.75% sales charge was paid. As the chart shows, by December 31, 1998, the value of the investment would have grown to $14,698 - a 46.98% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index - a market value-weighted index of all domestic and yankee high-yield bonds, did over the same period. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,616 - a 56.16% increase. You can also look at how the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe - did over the same period. This index combines returns from the J.P. Morgan Emerging Markets Bond Index Plus (+59.71%), Lehman Brothers Government Bond Index (+47.03%), Merrill Lynch High Yield Master Index (+56.16%), and Salomon Brothers Non-U.S. Dollar World Government Bond Index (+37.57%), according to the fund's neutral mix *, and assumes monthly rebalancing of the mix. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,264 - a 52.64% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. If you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* 40% HIGH YIELD, 30% U.S. GOVERNMENT AND INVESTMENT GRADE, 15%
EMERGING MARKETS, AND 15% FOREIGN DEVELOPED MARKETS.

TOTAL RETURN COMPONENTS

                                                    SEPTEMBER 3, 1996
                  YEARS ENDED  DECEMBER 31,         (COMMENCEMENT OF SALE OF
                                                    CLASS A SHARES) TO DECEMBER
                                                    31,

                  1998                       1997   1996

Dividend returns  6.59%                      7.20%  2.56%

Capital returns   -4.21%                     2.04%  4.39%

Total returns     2.38%                      9.24%  6.95%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD
PERIODS ENDED DECEMBER 31, 1998  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              8.28(cents)   38.32(cents)   72.90(cents)

Annualized dividend rate         9.17%         7.16%          6.68%

30-day annualized yield          n/a           -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.63 over the past one month, $10.61 over the past six months and $10.92 over the past one year, you can compare the class' income over these three periods. The past month dividends per share include additional distributions required by federal tax regulations. These distributions may not be reflected in future monthly dividends. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. Yield information will be reported once Class A has a longer, more stable, operating history.

FIDELITY ADVISOR STRATEGIC INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31,       PAST 1 YEAR  LIFE OF FUND
1998

FIDELITY ADV STRATEGIC INCOME    2.26%        54.28%
- CL T

FIDELITY ADV STRATEGIC INCOME    -1.31%       48.88%
- CL T  (INCL. 3.50% SALES
CHARGE)

Fidelity Strategic Inc           5.43%        52.64%
Composite

 JP EMBI Plus                    -14.35%      59.71%

 LB Government Bond              9.85%        47.03%

 ML High Yield Master            3.66%        56.16%

 SB Non-US Dollar World Govt     17.79%       37.57%
Bond

Multi-Sector Income Funds        1.30%        n/a
Average

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Plus, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master Index and the Salomon Brothers Non-U.S. Dollar World Government Bond Index weighted according to the fund's neutral mix. To measure how Class T's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 93 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31,     PAST 1 YEAR  LIFE OF FUND
1998

FIDELITY ADV STRATEGIC INCOME  2.26%        10.97%
- CL T

FIDELITY ADV STRATEGIC INCOME  -1.31%       10.02%
- CL T  (INCL. 3.50% SALES
CHARGE)

Fidelity Strategic Inc         5.43%        10.68%
Composite

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Strategic Inc -CL T      FID Strategic Inc Comp.     ML High Yield Master
             00638                       F0086                       ML002
  1994/10/31       9650.00                    10000.00                    10000.00
  1994/11/30       9698.40                     9921.26                     9914.94
  1994/12/31       9666.83                     9887.56                    10025.22
  1995/01/31       9774.68                     9962.57                    10166.88
  1995/02/28      10005.55                    10125.61                    10484.10
  1995/03/31      10150.73                    10301.07                    10630.00
  1995/04/30      10531.53                    10634.09                    10878.89
  1995/05/31      10927.88                    11037.19                    11218.77
  1995/06/30      10983.77                    11135.32                    11304.46
  1995/07/31      11072.01                    11192.91                    11433.70
  1995/08/31      11089.52                    11198.60                    11503.09
  1995/09/30      11286.98                    11390.44                    11634.70
  1995/10/31      11418.00                    11444.44                    11717.17
  1995/11/30      11545.52                    11595.55                    11831.55
  1995/12/31      11795.90                    11847.24                    12021.46
  1996/01/31      12059.74                    12046.81                    12211.32
  1996/02/29      11962.09                    11927.06                    12229.71
  1996/03/31      11923.53                    11944.14                    12196.49
  1996/04/30      12038.38                    12025.48                    12202.02
  1996/05/31      12122.02                    12090.46                    12290.02
  1996/06/30      12224.89                    12234.53                    12363.84
  1996/07/31      12298.60                    12369.42                    12447.78
  1996/08/31      12441.38                    12504.03                    12576.33
  1996/09/30      12830.13                    12784.11                    12846.16
  1996/10/31      12997.13                    12956.74                    12986.95
  1996/11/30      13251.26                    13230.23                    13249.51
  1996/12/31      13315.91                    13261.40                    13351.46
  1997/01/31      13391.70                    13301.40                    13454.07
  1997/02/28      13518.64                    13391.81                    13642.80
  1997/03/31      13222.75                    13220.01                    13491.28
  1997/04/30      13371.63                    13350.18                    13644.83
  1997/05/31      13720.32                    13643.22                    13916.32
  1997/06/30      13919.62                    13839.71                    14131.74
  1997/07/31      14194.54                    14081.77                    14470.87
  1997/08/31      14185.26                    14060.71                    14438.31
  1997/09/30      14518.67                    14317.94                    14684.83
  1997/10/31      14282.39                    14204.77                    14782.28
  1997/11/30      14393.11                    14326.98                    14914.67
  1997/12/31      14558.12                    14478.93                    15063.79
  1998/01/31      14805.33                    14640.74                    15284.46
  1998/02/28      14927.20                    14746.85                    15351.23
  1998/03/31      15058.21                    14828.66                    15483.52
  1998/04/30      15105.82                    14931.13                    15557.07
  1998/05/31      15036.26                    14938.88                    15657.71
  1998/06/30      14994.41                    14946.72                    15742.96
  1998/07/31      15088.85                    15005.68                    15832.74
  1998/08/31      13918.00                    14278.51                    15149.54
  1998/09/30      14367.82                    14755.55                    15179.76
  1998/10/31      14397.26                    14886.61                    14926.53
  1998/11/30      14912.03                    15245.10                    15610.38
  1998/12/31      14887.81                    15264.49                    15615.57

IMATRL PRASUN   SHR__CHT 19981231 19990129 150736 R00000000000053

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class T on October 31, 1994, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by December 31, 1998, the value of the investment would have grown to $14,888 - a 48.88% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index - a market value- weighted index of all domestic and yankee high-yield bonds, did over the same period. Issues included in the index have maturities of one year or more, and have a credit rating lower than BBB-/Baa3, but are not in default. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,616 - a 56.16% increase. You can also look at how the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe - did over the same period. This index combines returns from the J.P. Morgan Emerging Markets Bond Index Plus (+59.71%), Lehman Brothers Government Bond Index (+47.03%), Merrill Lynch High Yield Master Index (+56.16%), and Salomon Brothers Non-U.S. Dollar World Government Bond Index (+37.57%), according to the fund's neutral mix *, and assumes monthly rebalancing of the mix. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,264 - a 52.64% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. If you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* 40% HIGH YIELD, 30% U.S. GOVERNMENT AND INVESTMENT GRADE, 15%
EMERGING MARKETS, AND 15% FOREIGN DEVELOPED MARKETS.

TOTAL RETURN COMPONENTS

                  YEARS ENDED DECEMBER 31,                         OCTOBER 31, 1994
                                                                   (COMMENCEMENT OF OPERATIONS)
                                                                   TO DECEMBER 31,

                  1998                      1997   1996    1995    1994

Dividend returns  6.56%                     7.29%  7.73%   8.65%   0.97%

Capital returns   -4.30%                    2.04%   5.16%  13.37%  -0.80%

Total returns     2.26%                     9.33%  12.89%  22.02%  0.17%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD
PERIODS ENDED DECEMBER 31, 1998  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              8.26(cents)   38.38(cents)   72.60(cents)

Annualized dividend rate         9.16%         7.18%          6.65%

30-day annualized yield          6.88%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.62 over the past one month, $10.61 over the past six months, and $10.91 over the past one year, you can compare the class' income over these three periods. The past month dividends per share include additional distributions required by federal tax regulations. These distributions may not be reflected in future monthly dividends. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's 3.50% sales charge.

FIDELITY ADVISOR STRATEGIC INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield to measure performance. Class B shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31,       PAST 1 YEAR  LIFE OF FUND
1998

FIDELITY ADV STRATEGIC INCOME    1.69%        50.19%
- CL B

FIDELITY ADV STRATEGIC INCOME    -3.07%       48.19%
- CL B  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

Fidelity Strategic Inc           5.43%        52.64%
Composite

 JP EMBI Plus                    -14.35%      59.71%

 LB Government Bond              9.85%        47.03%

 ML High Yield Master            3.66%        56.16%

 SB Non-US Dollar World Govt     17.79%       37.57%
Bond

Multi-Sector Income Funds        1.30%        n/a
Average

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the JP Morgan Emerging Markets Bond Index Plus, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master Index and the Salomon Brothers Non-U.S. Dollar World Government Bond Index weighted according to the fund's neutral mix. To measure how Class B's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 93 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31,     PAST 1 YEAR  LIFE OF FUND
1998

FIDELITY ADV STRATEGIC INCOME  1.69%        10.25%
- CL B

FIDELITY ADV STRATEGIC INCOME  -3.07%       9.90%
- CL B  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

Fidelity Strategic Inc         5.43%        10.68%
Composite

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND

             FA Strategic Inc -CL B      FID Strategic Inc Comp.     ML High Yield Master
             00639                       F0086                       ML002
  1994/10/31      10000.00                    10000.00                    10000.00
  1994/11/30      10045.19                     9921.26                     9914.94
  1994/12/31       9993.77                     9887.56                    10025.22
  1995/01/31      10109.93                     9962.57                    10166.88
  1995/02/28      10342.97                    10125.61                    10484.10
  1995/03/31      10496.27                    10301.07                    10630.00
  1995/04/30      10883.14                    10634.09                    10878.89
  1995/05/31      11285.68                    11037.19                    11218.77
  1995/06/30      11326.35                    11135.32                    11304.46
  1995/07/31      11420.96                    11192.91                    11433.70
  1995/08/31      11431.98                    11198.60                    11503.09
  1995/09/30      11617.60                    11390.44                    11634.70
  1995/10/31      11755.36                    11444.44                    11717.17
  1995/11/30      11878.64                    11595.55                    11831.55
  1995/12/31      12127.76                    11847.24                    12021.46
  1996/01/31      12391.44                    12046.81                    12211.32
  1996/02/29      12283.74                    11927.06                    12229.71
  1996/03/31      12237.32                    11944.14                    12196.49
  1996/04/30      12347.83                    12025.48                    12202.02
  1996/05/31      12426.63                    12090.46                    12290.02
  1996/06/30      12525.39                    12234.53                    12363.84
  1996/07/31      12594.31                    12369.42                    12447.78
  1996/08/31      12733.18                    12504.03                    12576.33
  1996/09/30      13123.27                    12784.11                    12846.16
  1996/10/31      13286.86                    12956.74                    12986.95
  1996/11/30      13539.79                    13230.23                    13249.51
  1996/12/31      13599.52                    13261.40                    13351.46
  1997/01/31      13681.65                    13301.40                    13454.07
  1997/02/28      13803.67                    13391.81                    13642.80
  1997/03/31      13482.16                    13220.01                    13491.28
  1997/04/30      13638.86                    13350.18                    13644.83
  1997/05/31      13973.99                    13643.22                    13916.32
  1997/06/30      14181.74                    13839.71                    14131.74
  1997/07/31      14453.55                    14081.77                    14470.87
  1997/08/31      14423.79                    14060.71                    14438.31
  1997/09/30      14767.17                    14317.94                    14684.83
  1997/10/31      14518.78                    14204.77                    14782.28
  1997/11/30      14623.24                    14326.98                    14914.67
  1997/12/31      14769.60                    14478.93                    15063.79
  1998/01/31      15025.93                    14640.74                    15284.46
  1998/02/28      15128.43                    14746.85                    15351.23
  1998/03/31      15266.11                    14828.66                    15483.52
  1998/04/30      15306.75                    14931.13                    15557.07
  1998/05/31      15227.35                    14938.88                    15657.71
  1998/06/30      15175.85                    14946.72                    15742.96
  1998/07/31      15263.44                    15005.68                    15832.74
  1998/08/31      14073.13                    14278.51                    15149.54
  1998/09/30      14519.06                    14755.55                    15179.76
  1998/10/31      14526.86                    14886.61                    14926.53
  1998/11/30      15051.23                    15245.10                    15610.38
  1998/12/31      14819.00                    15264.49                    15615.57

IMATRL PRASUN   SHR__CHT 19981231 19990129 161209 R00000000000053

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class B on October 31, 1994, when the fund started. As the chart shows, by December 31, 1998, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $14,819 - a 48.19% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index - a market value-weighted index of all domestic and yankee high-yield bonds, did over the same period. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,616 - a 56.16% increase. You can also look at how the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe
- did over the same period. This index combines returns from the J.P. Morgan Emerging Markets Bond Index Plus (+59.71%), Lehman Brothers Government Bond Index (+47.03%), Merrill Lynch High Yield Master Index (+56.16%), and Salomon Brothers Non-U.S. Dollar World Government Bond Index (+37.57%), according to the fund's neutral mix *, and assumes monthly rebalancing of the mix. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,264 - a 52.64% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. If you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* 40% HIGH YIELD, 30% U.S. GOVERNMENT AND INVESTMENT GRADE, 15%
EMERGING MARKETS, AND 15% FOREIGN DEVELOPED MARKETS.

TOTAL RETURN COMPONENTS

                                                                   OCTOBER 31, 1994
                  YEARS ENDED DECEMBER 31,                         (COMMENCEMENT OF OPERATIONS)
                                                                   TO DECEMBER 31,

                  1998                      1997   1996    1995    1994

Dividend returns  5.89%                     6.58%  7.00%   7.78%   0.84%

Capital returns   -4.20%                    2.02%   5.14%  13.57%  -0.90%

Total returns     1.69%                     8.60%  12.14%  21.35%  -0.06%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD
PERIODS ENDED DECEMBER 31, 1998  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              7.70(cents)   34.89(cents)   65.45(cents)

Annualized dividend rate         8.52%         6.51%          5.99%

30-day annualized yield          6.48%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number based on an average share price of $10.64 over the past one month, $10.63 over the past six months, and $10.93 over the past one year, you can compare the class' income over these three periods. The past month dividends per share include additional distributions required by federal tax regulations. These distributions may not be reflected in future monthly dividends. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

FIDELITY ADVISOR STRATEGIC INCOME FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns prior to November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). If Class C shares 12b-1 fee had been reflected, returns between January 1, 1996 and November 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31,       PAST 1 YEAR  LIFE OF FUND
1998

FIDELITY ADV STRATEGIC INCOME    1.42%        49.70%
- CL C

FIDELITY ADV STRATEGIC INCOME    0.46%        49.70%
- CL C  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

Fidelity Strategic Inc           5.43%        52.64%
Composite

 JP EMBI Plus                    -14.35%      59.71%

 LB Government Bond              9.85%        47.03%

 ML High Yield Master            3.66%        56.16%

 SB Non-US Dollar World Govt     17.79%       37.57%
Bond

Multi-Sector Income Funds        1.30%        n/a
Average

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, one year or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the JP Morgan Emerging Markets Bond Index Plus, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master Index and the Salomon Brothers Non-U.S. Dollar World Government. Bond Index weighted according to the fund's neutral mix. To measure how Class C's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 93 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31,     PAST 1 YEAR  LIFE OF FUND
1998

FIDELITY ADV STRATEGIC INCOME  1.42%        10.17%
- CL C

FIDELITY ADV STRATEGIC INCOME  0.46%        10.17%
- CL C  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

Fidelity Strategic Inc         5.43%        10.68%
Composite

AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Strategic Inc -CL C      FID Strategic Inc Comp.     ML High Yield Master
             00523                       F0086                       ML002
  1994/10/31      10000.00                    10000.00                    10000.00
  1994/11/30      10045.19                     9921.26                     9914.94
  1994/12/31       9993.77                     9887.56                    10025.22
  1995/01/31      10109.93                     9962.57                    10166.88
  1995/02/28      10342.97                    10125.61                    10484.10
  1995/03/31      10496.27                    10301.07                    10630.00
  1995/04/30      10883.14                    10634.09                    10878.89
  1995/05/31      11285.68                    11037.19                    11218.77
  1995/06/30      11326.35                    11135.32                    11304.46
  1995/07/31      11420.96                    11192.91                    11433.70
  1995/08/31      11431.98                    11198.60                    11503.09
  1995/09/30      11617.60                    11390.44                    11634.70
  1995/10/31      11755.36                    11444.44                    11717.17
  1995/11/30      11878.64                    11595.55                    11831.55
  1995/12/31      12127.76                    11847.24                    12021.46
  1996/01/31      12391.44                    12046.81                    12211.32
  1996/02/29      12283.74                    11927.06                    12229.71
  1996/03/31      12237.32                    11944.14                    12196.49
  1996/04/30      12347.83                    12025.48                    12202.02
  1996/05/31      12426.63                    12090.46                    12290.02
  1996/06/30      12525.39                    12234.53                    12363.84
  1996/07/31      12594.31                    12369.42                    12447.78
  1996/08/31      12733.18                    12504.03                    12576.33
  1996/09/30      13123.27                    12784.11                    12846.16
  1996/10/31      13286.86                    12956.74                    12986.95
  1996/11/30      13539.79                    13230.23                    13249.51
  1996/12/31      13599.52                    13261.40                    13351.46
  1997/01/31      13681.65                    13301.40                    13454.07
  1997/02/28      13803.67                    13391.81                    13642.80
  1997/03/31      13482.16                    13220.01                    13491.28
  1997/04/30      13638.86                    13350.18                    13644.83
  1997/05/31      13973.99                    13643.22                    13916.32
  1997/06/30      14181.74                    13839.71                    14131.74
  1997/07/31      14453.55                    14081.77                    14470.87
  1997/08/31      14423.79                    14060.71                    14438.31
  1997/09/30      14767.17                    14317.94                    14684.83
  1997/10/31      14518.78                    14204.77                    14782.28
  1997/11/30      14605.97                    14326.98                    14914.67
  1997/12/31      14761.52                    14478.93                    15063.79
  1998/01/31      14999.89                    14640.74                    15284.46
  1998/02/28      15112.41                    14746.85                    15351.23
  1998/03/31      15245.74                    14828.66                    15483.52
  1998/04/30      15283.34                    14931.13                    15557.07
  1998/05/31      15200.14                    14938.88                    15657.71
  1998/06/30      15146.44                    14946.72                    15742.96
  1998/07/31      15230.47                    15005.68                    15832.74
  1998/08/31      14036.76                    14278.51                    15149.54
  1998/09/30      14492.58                    14755.55                    15179.76
  1998/10/31      14497.59                    14886.61                    14926.53
  1998/11/30      15003.67                    15245.10                    15610.38
  1998/12/31      14970.49                    15264.49                    15615.57

IMATRL PRASUN   SHR__CHT 19981231 19990129 150418 R00000000000053

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class C on October 31, 1994, when the fund started. As the chart shows, by December 31, 1998, the value of the investment, would have grown to $14,970 - a 49.70% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index - a market value-weighted index of all domestic and yankee high-yield bonds, did over the same period. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,616 - a 56.16% increase. You can also look at how the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe
- did over the same period. This index combines returns from the J.P. Morgan Emerging Markets Bond Index Plus (+59.71%), Lehman Brothers Government Bond Index (+47.03%), Merrill Lynch High Yield Master Index (+56.16%), and Salomon Brothers Non-U.S. Dollar World Government Bond Index (+37.57%), according to the fund's neutral mix *, and assumes monthly rebalancing of the mix. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,264 - a 52.64% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. If you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* 40% HIGH YIELD, 30% U.S. GOVERNMENT AND INVESTMENT GRADE, 15%
EMERGING MARKETS, AND 15% FOREIGN DEVELOPED MARKETS.

TOTAL RETURN COMPONENTS
                                           NOVEMBER 3, 1997
                  YEAR ENDED DECEMBER 31,  (COMMENCEMENT OF SALE OF
                                           CLASS C SHARES) TO DECEMBER
                                           31,

                  1998                     1997

Dividend returns  5.63%                    1.36%

Capital returns   -4.21%                   -0.09%

Total returns     1.42%                    1.27%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD
PERIODS ENDED DECEMBER 31, 1998  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              7.63(cents)   33.55(cents)   62.48(cents)

Annualized dividend rate         8.46%         6.27%          5.73%

30-day annualized yield          n/a           -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number based on an average share price of $10.62 over the past one month, $10.61 over the past six months, and $10.91 over the past one year, you can compare the class' income over these two periods. The past month dividends per share include additional distributions required by federal tax regulations. These distributions may not be reflected in future monthly dividends. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. Yield information will be reported once Class C has a longer, more stable, operating history.

FUND TALK: THE MANAGERS' OVERVIEW



MARKET RECAP

Escalating volatility characterized
capital markets during the
12-month period ended December
31, 1998. Below-investment-grade
issues such as high-yield bonds
and emerging-market debt bore
the brunt of this increased volatility,
as did any sector priced relative to
U.S. Treasury yields. Investors
entered the year fairly upbeat
thanks to positive economic data,
favorable corporate earnings
estimates and resilience in
emerging markets. However, as
spring ended, global events
undermined investor confidence.
Prolonged uncertainty
surrounding resolution of Japan's
banking crisis put significant
pressure on the yen. This called
into question the export
competitiveness of surrounding
Asian countries. Russian debt
came under pressure when
investors' attention turned to the
significant reform challenges the
country faced and its slow
progress in addressing them. As
the summer wore on, investors
began turning their backs on
higher-yielding, more volatile debt
instruments in favor of
lower-yielding, higher-quality
issues. The ensuing rapid flight to
quality in August, triggered by
Russia's default and devaluation,
caused the gap between Treasury
yields and the yields on
non-investment-grade debt to
increase dramatically. The key
beneficiaries in this environment
included U.S. Treasuries as well
as G-7 government bonds. As the
year came to a close, investors
were focusing on Brazil's outlook
and its potential for unsettling
global markets.

(photograph of John Carlson)
(photograph of Kevin Grant)
(photograph of Margaret Eagle)
(photograph of Ian Spreadbury)

The following is an interview with John Carlson (top left), Lead Portfolio Manager of Fidelity Advisor Strategic Income Fund, with additional comments from Kevin Grant (top right), who replaced Curt Hollingsworth on December 7, 1998, on U.S. government and investment-grade securities; Margaret Eagle (lower left) on high-yield securities; and Ian Spreadbury (lower right) on foreign developed-market securities. Mr. Carlson also manages the emerging-markets portion of the fund, replacing Brian Hogan as of November 16, 1998.

Q. HOW DID THE FUND PERFORM, JOHN

J.C. For the 12 months ended December 31, 1998, the fund's Class A, Class T, Class B and Class C shares returned 2.38%, 2.26%, 1.69% and 1.42%, respectively. The multi-sector income funds average, as tracked by Lipper Inc., returned 1.30%. The Merrill Lynch High Yield Master Index returned 3.66%.

Q. JOHN, WHAT WERE THE MAJOR THEMES IN THE CREDIT MARKETS IN 1998?

J.C. When I look back on 1998, two words epitomize the year - deflation and deleveraging. Deflation in the form of declining commodity prices destabilized revenue sources for many emerging-market countries, while lack of pricing power inhibited cash flow growth for some corporations. These issues contributed to higher risk premiums for emerging-market and high-yield debt, while developed-country debt yields declined. With risk premiums rising, banks, Wall Street firms and hedge funds curtailed lending, reducing their exposure to volatility and possible credit disappointments. This liquidity retraction left the gap between developed-country debt yields and below-investment-grade yields much wider year-over-year.

Q. JOHN, WHAT DROVE PERFORMANCE IN THE EMERGING-MARKET DEBT
SUB-PORTFOLIO?

J.C. There is no question, Russia was the largest detractor from sub-portfolio performance. The government took the highly unusual action of defaulting on its local currency-denominated debt in August. The action was considered unusual because a government has the option of printing money to meet principal and interest payments. On a positive note, several countries contributed to performance. For example, Turkey, an out-of-index country, was a relatively small investment, but the best contributor to fund performance. Venezuela and Bulgaria, countries represented in the index, also generated positive returns for the fund.

Q. MARGARET, HOW DID THE HIGH-YIELD MARKET FARE IN 1998? WHAT'S YOUR OUTLOOK FOR THE HIGH-YIELD MARKET OVER THE NEXT SEVERAL MONTHS?

M.E. The high-yield sub-portfolio was bolstered by the performance of cable issues, but an overweighted position in telecommunication companies detracted from performance relative to the benchmark in the same period. While resilient in the face of increased global market volatility in the first half, the high-yield market weakened in the summer. With Asian currencies declining dramatically, making their exports cheaper, U.S. export competitiveness was questioned. In spite of this environment, companies continued to look to the high-yield market for financing - surpassing investor demand at times. However, few anticipated the significant August flight to quality and the repercussions on liquidity. The high-yield bond market rebounded somewhat in the fourth quarter, and yields relative to Treasuries narrowed a bit. However, yields still reflect a more severe outlook for credit quality than I believe is warranted. While worldwide deflation is likely to lead to further economic softening, I do not believe it will intensify into a recession.

Q. KEVIN, HOW DID THE U.S. GOVERNMENT SECTOR OF THE PORTFOLIO FARE?

K.G. The fixed-income markets were an interesting place to be in 1998. Financial and economic turmoil abroad, and sustained U.S. growth in the absence of inflation, produced a dramatic decline in domestic interest rates. The fund's Treasury holdings generated strong performance during the year as 10-year yields at one point reached their lowest level in over 30 years. The yield curve steepened as short rates fell more than long rates. Long-term interest rates declined in response to benign inflation, an unchanged monetary policy and Asian instability that pushed the dollar to an eight-year high against the Japanese yen. Treasuries benefited as a safe haven, and federal agency securities were favored over other sectors. However, the Fed unexpectedly eased monetary policy on October 15th, boosting confidence and restoring liquidity. Economic vitality continued to confound expectations, limiting the extent of the central bank's role in reducing short-term interest rates to a series of three 25 basis point reductions. Investor demand for securities offering a yield advantage over Treasuries allowed agencies to outperform Treasuries during the fourth quarter. Against this backdrop, Treasuries made the largest contribution to the fund's performance in 1998, while mortgage-backed debt was the biggest drag on performance.

Q. IAN, HOW DID THE FOREIGN DEVELOPED MARKET HOLDINGS DO OVER THE LAST
12 MONTHS?

I.S. 1998 was a generally positive year for G-7 bond markets as government bond yields fell and the U.S. dollar was generally weaker against the world's major currencies. These developments were driven by fears of global deflation and a general flight to quality. As it became clear the launch of the euro was unlikely to be delayed, we began to treat the German, French and Italian markets as one. One strategy was to position the sub-portfolio in shorter maturities in Italy and in longer maturities in Germany, thus keeping overall interest-rate exposure unchanged, but taking advantage of the relatively higher yields in the three-year sector of the Italian market.

Q. JOHN, AS LEAD PORTFOLIO MANAGER, WHAT'S YOUR OUTLOOK FOR THE FUND?

J.C. In general, I am very cautious about the capital markets in 1999 and I think there is considerable risk in several markets. However, I also recognize current yield levels reflect many of these risks and in some instances overestimate them. We will rely on our global research to take advantage of these high yields and differentiate the winners from the losers. I will continue to look to the high-yield debt and emerging-market sectors to add value to the fund's return.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

JOHN CARLSON ON THE
FUND'S ASSET ALLOCATION:

"Four sectors comprise the fund:
high-yield bonds (40%), U.S.
government securities (30%),
non-U.S. developed market debt
(15%) and emerging-market debt
(15%). Fidelity performs
extensive analysis to determine
the optimal mix for meaningful
diversification and a reasonable
level of return. Each sector plays a
role: high-yield and
emerging-market debt typically
provide the bulk of the added value,
while U.S. government securities
provide liquidity and non-U.S.
developed market securities provide
diversification.

"We are frequently asked `when do
we change the sector weightings?'
The answer is, we don't. The
optimal mix is designed to work
across an entire market cycle. The
events of 1998 demonstrated why
the mix works.

"Deleveraging by banks and other
market participants led to
negative returns for the high-
yield and emerging-debt markets
in 1998. However, these same
forces benefited U.S. and other
developed-country government
bonds through lower inflation and
a weaker U.S. dollar. As a result,
even though high-yield and
emerging-market debt suffered,
the other two sectors picked up
the slack.

"Looking forward, no change is
anticipated in the fund's structure.
We do not believe it is possible to
predict the direction of markets
consistently. Instead, we rely on the
individual managers to add value
over their benchmarks."

(checkmark)FUND FACTS

GOAL: a high level of current
income by investing primarily
in debt securities; the fund
may also seek capital
appreciation

START DATE: October 31,
1994

SIZE: as of December 31,
1998, more than $288 million

MANAGER: John Carlson, lead
and emerging-markets
manager, since 1995 and
November 1998,
respectively; Kevin Grant,
U.S. government investments;
since December 1998;
Margaret Eagle, high-yield
investments, since 1996;
and Ian Spreadbury, foreign
developed-market securities,
since 1998


INVESTMENT CHANGES





TOP FIVE HOLDINGS AS OF
DECEMBER 31, 1998

(BY ISSUER, EXCLUDING CASH     % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
EQUIVALENTS)                                            THESE HOLDINGS 6 MONTHS AGO

U.S. Treasury Obligations       11.3                     14.3

German Federal Republic         7.8                      3.7

Fannie Mae                      7.0                      3.3

Federal Home Loan Bank          3.2                      0.0

Government National Mortgage    3.0                      3.5
Association

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1998

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

MEDIA & LEISURE                 13.2                     12.1

UTILITIES                       11.7                     11.1

TECHNOLOGY                      2.3                      3.0

RETAIL & WHOLESALE              2.2                      2.2

FINANCE                         1.8                      0.9

QUALITY DIVERSIFICATION AS OF
DECEMBER 31, 1998

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6
                                                        MONTHS AGO

Aaa, Aa, A                      43.5                     42.0

Baa                             0.3                      0.3

Ba                              10.6                     7.4

B                               23.5                     26.4

Caa, Ca, C                      5.6                      4.6

Not Rated                       4.5                      6.3


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT DECEMBER 31, 1998 AND JUNE 30, 1998 ACCOUNT FOR 4.5% AND 6.3% RESPECTIVELY, OF THE FUND'S INVESTMENTS.

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF DECEMBER 31, 1998 *

Corporate bonds 33.2%
U.S. government and
agency obligations 29.3%
Foreign government
obligations 24.9%
Stocks 5.9%
Other 0.9%
Short-term
investments 5.8%
*FOREIGN
INVESTMENTS 29.8%
Row: 1, Col: 1, Value: 32.2
Row: 1, Col: 2, Value: 29.3
Row: 1, Col: 3, Value: 24.9
Row: 1, Col: 4, Value: 5.9
Row: 1, Col: 5, Value: 1.9
Row: 1, Col: 6, Value: 5.8

AS OF JUNE 30, 1998 **
Corporate bonds 32.0%
U.S. government and
agency obligations 29.0%
Foreign government
obligations 24.4%
Stocks 7.6%
Other 1.6%
Short-term
investments 5.4%
**FOREIGN
INVESTMENTS 30.0%

Row: 1, Col: 1, Value: 32.0
Row: 1, Col: 2, Value: 29.0
Row: 1, Col: 3, Value: 24.4
Row: 1, Col: 4, Value: 7.6
Row: 1, Col: 5, Value: 1.6
Row: 1, Col: 6, Value: 5.4





INVESTMENTS DECEMBER 31, 1998

Showing Percentage of Total Value of Investment in Securities



CORPORATE BONDS - 33.2%

MOODY'S RATINGS (UNAUDITED) (I)               PRINCIPAL AMOUNT (H)               VALUE  (NOTE 1)

CONVERTIBLE BONDS - 0.0%

UTILITIES - 0.0%

TELEPHONE SERVICES - 0.0%

GST Telecommunications, Inc.      -           $ 10,000                           $ 8,600
0% 12/15/05 (c)(e)

NONCONVERTIBLE BONDS - 33.2%

BASIC INDUSTRIES - 0.9%

CHEMICALS & PLASTICS - 0.1%

Huntsman Corp. 9.5% 7/1/07 (e)    B2           340,000                            339,150

PACKAGING & CONTAINERS - 0.3%

Gaylord Container Corp.:

9.375% 6/15/07                    Caa1         340,000                            289,000

9.75% 6/15/07                     Caa1         200,000                            174,000

9.875% 2/15/08                    Caa2         480,000                            350,400

                                                                                  813,400

PAPER & FOREST PRODUCTS - 0.5%

Container Corp. of America:

gtd.:

9.75% 4/1/03                      B2           210,000                            212,625

11.25% 5/1/04                     B2           50,000                             51,375

10.75% 5/1/02                     B2           70,000                             71,925

Florida Coast Paper Co.           Ca           690,000                            369,150
LLC/Florida Coast Paper
Finance Corp. Series B,
12.75% 6/1/03

Millar Western Forest             B3           215,000                            159,100
Products Ltd. 9.875% 5/15/08

Stone Container Corp. 12.58%      B2           560,000                            593,600
8/1/16 (f)

                                                                                  1,457,775

TOTAL BASIC INDUSTRIES                                                            2,610,325

CONSTRUCTION & REAL ESTATE -
0.1%

REAL ESTATE INVESTMENT TRUSTS
- 0.1%

Ocwen Asset Investment Corp.      -            510,000                            392,700
11.5% 7/1/05 (e)

DURABLES - 0.8%

AUTOS, TIRES, & ACCESSORIES -
0.2%

Blue Bird Body Co. 10.75%         B2           40,000                             41,200
11/15/06

Breed Technologies, Inc.          B3           350,000                            306,250
9.25% 4/15/08 (e)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)               PRINCIPAL AMOUNT (H)               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

DURABLES - CONTINUED

AUTOS, TIRES, & ACCESSORIES -
CONTINUED

Federal-Mogul Corp. 7.875%        Ba2         $ 290,000                          $ 296,699
7/1/10

Morris Material Handling,         B2           49,000                             36,260
Inc. 9.5% 4/1/08

                                                                                  680,409

HOME FURNISHINGS - 0.5%

Sealy Corp., Inc. 10%             -            548,913                            508,842
12/18/08 pay-in-kind (g)

Sealy Mattress Co.:

0% 12/15/07 (c)                   B3           1,140,000                          684,000

9.875% 12/15/07                   B3           170,000                            164,050

                                                                                  1,356,892

TEXTILES & APPAREL - 0.1%

Worldtex, Inc. 9.625% 12/15/07    B1           170,000                            147,900

TOTAL DURABLES                                                                    2,185,201

ENERGY - 1.5%

COAL - 0.3%

P&L Coal Holdings Corp.           B2           700,000                            712,250
9.625% 5/15/08

ENERGY SERVICES - 0.3%

Petroliam Nasional BHD:

yankee 7.625% 10/15/26 (e)        Baa3         250,000                            173,375

7.125% 10/18/06 (Reg. S)          Baa3         1,000,000                          817,400

                                                                                  990,775

OIL & GAS - 0.9%

Chesapeake Energy Corp.           B3           490,000                            367,500
9.625% 5/1/05

Cross Timbers Oil Co.:

8.75% 11/1/09                     B2           310,000                            275,900

9.25% 4/1/07                      B2           30,000                             27,750

Great Lakes Carbon Corp.          B3           245,000                            246,838
10.25% 5/15/08 pay-in-kind

Ocean Energy, Inc.:

8.375% 7/1/08                     B1           200,000                            187,000

8.875% 7/15/07                    B1           35,000                             33,950

10.375% 10/15/05                  B2           20,000                             20,650

Petroleos Mexicanos:

9.25% 3/30/18                     Ba2          500,000                            410,000

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)               PRINCIPAL AMOUNT (H)               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Petroleos Mexicanos: -
continued

9.5% 9/15/27                      BB          $ 150,000                          $ 123,000

10.2613% 7/15/05 (Reg. S) (f)     Ba2          600,000                            558,000

Seven Seas Petroleum, Inc.        Caa1         160,000                            80,000
12.5% 5/15/05

Snyder Oil Corp. 8.75% 6/15/07    B2           160,000                            157,800

Vintage Petroleum, Inc. 9%        B1           60,000                             58,800
12/15/05

                                                                                  2,547,188

TOTAL ENERGY                                                                      4,250,213

FINANCE - 1.7%

BANKS - 0.7%

Banco Nacional de
Desenvolvimento Economico e
Social:

14.724% 6/16/08 (f)               B1           500,000                            400,000

14.724% 6/16/08 (e)(f)            B1           2,000,000                          1,600,000

                                                                                  2,000,000

CREDIT & OTHER FINANCE - 1.0%

ContiFinancial Corp. 8.125%       B1           260,000                            176,800
4/1/08

Digital Television Services       B3           360,000                            387,000
LLC/ DTS Capital, Inc. 12.5%
8/1/07

GS Escrow Corp. 7.125% 8/1/05     Ba1          750,000                            736,230

Ocwen Capital Trust 10.875%       B2           90,000                             72,000
8/1/27

ORBCOMM Global LP/ORBCOMM         B3           260,000                            267,800
Capital Co. 14% 8/15/04

Stone Container Finance Co.       B2           120,000                            125,850
11.5% 8/15/06 (e)

Time Warner Telecom LLC/Time      B2           740,000                            760,350
Warner Telecom, Inc. 9.75%
7/15/08

Transwestern Pub Co.              B2           270,000                            280,800
LP/Township Capital 9.625%
11/15/07

Winstar Equipment II Corp.        -            145,000                            146,450
12.5% 3/15/04

                                                                                  2,953,280

TOTAL FINANCE                                                                     4,953,280

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)               PRINCIPAL AMOUNT (H)               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

HEALTH - 1.2%

DRUGS & PHARMACEUTICALS - 0.3%

Global Health Sciences, Inc.      Caa1        $ 1,080,000                        $ 739,800
11% 5/1/08

MEDICAL EQUIPMENT & SUPPLIES
- 0.4%

ALARIS Medical, Inc. 9.75%        B3           50,000                             49,500
12/1/06

Beckman Instruments, Inc.         Ba1          990,000                            1,004,850
7.45% 3/4/08

                                                                                  1,054,350

MEDICAL FACILITIES MANAGEMENT
- 0.5%

Fountain View, Inc. 11.25%        Caa1         200,000                            174,000
4/15/08

Harborside Healthcare Corp.       B3           680,000                            329,800
0% 8/1/08 (c)

Oxford Health Plans, Inc. 11%     Caa1         800,000                            752,000
5/15/05 (e)

Tenet Healthcare Corp. 8.625%     Ba3          320,000                            334,400
1/15/07

                                                                                  1,590,200

TOTAL HEALTH                                                                      3,384,350

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.5%

ELECTRICAL EQUIPMENT - 0.2%

L-3 Communications Corp.:

8% 8/1/08 (e)                     B2           310,000                            312,325

10.375% 5/1/07                    B2           80,000                             87,800

Motors & Gears, Inc. 10.75%       B3           220,000                            225,500
11/15/06

                                                                                  625,625

POLLUTION CONTROL - 0.3%

Allied Waste North America,       Ba2          820,000                            830,250
Inc. 7.875% 1/1/09 (e)

TOTAL INDUSTRIAL MACHINERY &                                                      1,455,875
EQUIPMENT

MEDIA & LEISURE - 10.6%

BROADCASTING - 8.3%

ACME Television LLC/ACME          B3           140,000                            111,650
Financial Corp. 0% 9/30/04
(c)

Adelphia Communications Corp.:

8.375% 2/1/08                     B2           370,000                            382,950

9.25% 10/1/02                     B2           280,000                            294,000

9.5% 2/15/04 pay-in-kind          B2           1,736,328                          1,775,204

9.875% 3/1/07                     B2           800,000                            884,000

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)               PRINCIPAL AMOUNT (H)               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Ascent Entertainment Group,       B3          $ 380,000                          $ 228,000
Inc. 0% 12/15/04 (c)

Avalon Cable Michigan,            B3           120,000                            122,400
Inc./Avalon Cable New
England/Avalon Cable
Finance, Inc.  9.375%
12/1/08 (e)

Benedek Communications Corp.      B3           410,000                            287,000
0% 5/15/06 (c)

CapStar Broadcasting              B3           315,000                            258,300
Partners, Inc. 0% 2/1/09 (c)

Century Communications Corp.:

8.375% 12/15/07                   Ba3          20,000                             21,600

8.75% 10/1/07                     Ba3          90,000                             99,000

9.5% 3/1/05                       Ba3          60,000                             67,050

Chancellor Media Corp.:

8% 11/1/08 (e)                    Ba2          740,000                            754,800

9% 10/1/08 (e)                    B1           820,000                            863,050

Charter Communications            B3           25,000                             28,000
LP/Charter Communications
Southeast Capital Corp.
11.25% 3/15/06

Citadel Broadcasting Co.:

9.25% 11/15/08 (e)                B3           210,000                            219,450

10.25% 7/1/07                     B3           420,000                            457,800

Classic Cable, Inc. 9.875%        B3           80,000                             83,200
8/1/08 (e)

Comcast UK Cable Partners         B2           220,000                            185,900
Ltd. 0% 11/15/07 (c)

CSC Holdings, Inc.:

7.625% 7/15/18                    Ba2          570,000                            567,948

7.875% 2/15/18                    Ba2          90,000                             91,548

Diamond Cable Communications      B3           280,000                            231,000
PLC yankee 0% 12/15/05 (c)

EchoStar Communications Corp.     B2           200,000                            204,500
0% 6/1/04 (c)

Echostar DBS Corp. 12.5%          Caa1         850,000                            982,813
7/1/02

Echostar Satellite                B3           1,110,000                          1,110,000
Broadcasting Corp. 0%
3/15/04 (c)

Falcon Holding Group
LP/Falcon Funding Corp.:

0% 4/15/10 (c)                    B2           615,000                            413,588

8.375% 4/15/10                    B2           380,000                            383,800

FrontierVision Holdings           Caa1         500,000                            416,250
Capital Corp. 0% 9/15/07
(c)(e)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)               PRINCIPAL AMOUNT (H)               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

FrontierVision Holdings           Caa1        $ 901,000                          $ 741,073
LP/FrontierVision Holdings
Capital Corp. 0% 9/15/07 (c)

Granite Broadcasting Corp.        B3           615,000                            585,788
8.875% 5/15/08

Intermedia Capital Partners       B2           520,000                            585,000
IV LP / Intermedia Partners
IV Capital Corp. 11.25%
8/1/06

International Cabletel, Inc.      B3           810,000                            656,100
0% 2/1/06 (c)

Iridium Operating LLC/Iridium
Capital Corp.:

10.875% 7/15/05                   B3           865,000                            735,250

11.25% 7/15/05                    B3           610,000                            524,600

Jacor Communications Co. 8%       B2           310,000                            325,500
2/15/10

Lenfest Communications, Inc.:

8.25% 2/15/08                     B2           90,000                             92,700

8.375% 11/1/05                    Ba3          90,000                             97,538

LIN Holdings Corp. 0% 3/1/08      B3           1,480,000                          1,039,700
(c)

Metromedia Fiber Network,         B2           250,000                            256,875
Inc. 10% 11/15/08 (e)

NTL, Inc.:

0% 4/1/08 (c)                     B3           890,000                            549,575

10% 2/15/07                       B3           1,000,000                          1,030,000

11.5% 10/1/08 (e)                 B3           1,080,000                          1,161,000

Olympus Communications            B1           90,000                             99,000
LP/Olympus Capital Corp.
10.625% 11/15/06

Orbital Imaging Corp. 11.625%     -            1,010,000                          1,025,150
3/1/05

Pegasus Communications Corp.      B3           20,000                             19,800
9.625% 10/15/05

Renaissance Media Group           B3           700,000                            472,500
LLC/Renaissance Media
Capital Corp. 0% 4/15/08 (c)

Telewest Communications PLC       B1           170,000                            191,250
11.25% 11/1/08 (e)

Telewest PLC:

yankee 9.625% 10/1/06             B1           320,000                            332,800

0% 10/1/07 (c)                    B1           1,240,000                          1,029,200

UIH Australia/Pacific, Inc.       B2           430,000                            208,550
Series B 0% 5/15/06 (c)

United International              B3           760,000                            410,400
Holdings, Inc. 0% 2/15/08 (c)

                                                                                  23,694,150

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)               PRINCIPAL AMOUNT (H)               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - 1.3%

AMC Entertainment, Inc. 9.5%      B2          $ 130,000                          $ 132,600
3/15/09

Cinemark USA, Inc. 8.5% 8/1/08    B2           270,000                            265,275

Harrahs Operating Co., Inc.       Ba2          1,000,000                          1,000,000
7.875% 12/15/05

Hollywood Theaters, Inc.          Caa2         190,000                            133,000
10.625% 8/1/07

Livent, Inc. 9.375% 10/15/04      B1           300,000                            111,000
(b)

Premier Parks, Inc.:

0% 4/1/08 (c)                     B3           1,170,000                          792,675

9.25% 4/1/06                      B3           1,080,000                          1,117,800

                                                                                  3,552,350

LODGING & GAMING - 0.5%

Circus Circus Enterprises,
Inc.:

7.625% 7/15/13                    Ba2          80,000                             70,400

9.25% 12/1/05                     Ba2          160,000                            162,400

Hard Rock Hotel, Inc. 9.25%       B3           90,000                             90,000
4/1/05

KSL Recreation Group, Inc.        B3           320,000                            318,400
10.25% 5/1/07

Signature Resorts, Inc. 9.75%     B3           780,000                            655,200
10/1/07

Sun International Hotels          Ba3          30,000                             30,900
Ltd./Sun International North
America, Inc. yankee 9%
3/15/07

                                                                                  1,327,300

PUBLISHING - 0.2%

Perry Judd, Inc. 10.625%          B3           60,000                             62,700
12/15/07

Sun Media Corp.:

yankee 9.5% 2/15/07               B2           40,000                             43,600

9.5% 5/15/07                      B2           28,000                             30,520

Transwestern Holding LP/TWP       B3           50,000                             32,500
Capital Corp. 0% 11/15/08 (c)

World Color Press, Inc.           B1           480,000                            480,000
8.375% 11/15/08 (e)

                                                                                  649,320

RESTAURANTS - 0.3%

AFC Enterprises, Inc. 10.25%      B3           630,000                            656,775
5/15/07

Nebraska Restaurant, Inc.         B3           140,000                            141,400
10.75% 7/15/08

                                                                                  798,175

TOTAL MEDIA & LEISURE                                                             30,021,295

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)               PRINCIPAL AMOUNT (H)               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

NONDURABLES - 1.1%

FOODS - 0.6%

Aurora Foods, Inc. 8.75%          B1          $ 130,000                          $ 135,200
7/1/08

Del Monte Corp. 12.25% 4/15/07    Caa1         390,000                            434,850

Del Monte Foods Co. 0%            Caa2         870,000                            595,950
12/15/07 (c)

Gorges/Quik-To-Fix Foods,         Caa1         1,000,000                          420,000
Inc. 11.5% 12/1/06

                                                                                  1,586,000

HOUSEHOLD PRODUCTS - 0.5%

AKI Holding Corp. 0% 7/1/09       Caa1         290,000                            113,100
(c)(e)

AKI, Inc. 10.5% 7/1/08 (e)        B2           100,000                            95,000

Revlon Consumer Products Corp.:

8.625% 2/1/08                     B3           890,000                            809,900

9% 11/1/06 (e)                    B2           400,000                            396,000

                                                                                  1,414,000

TOTAL NONDURABLES                                                                 3,000,000

RETAIL & WHOLESALE - 2.1%

GROCERY STORES - 1.5%

Fleming Companies, Inc.           B3           160,000                            149,200
Series B, 10.625% 7/31/07

Jitney-Jungle Stores America,     B3           1,205,000                          1,235,125
Inc. 10.375% 9/15/07

Marsh Supermarkets, Inc.          B2           230,000                            240,350
8.875% 8/1/07

Pathmark Stores, Inc.:

9.625% 5/1/03                     Caa1         30,000                             29,475

11.625% 6/15/02                   Caa2         870,000                            838,463

12.625% 6/15/02                   Caa2         260,000                            250,250

Smiths Food & Drug Centers,       BB+          1,000,000                          1,110,000
Inc. 1994 Pass Through Trust
9.2% 7/2/18

Star Market Co., Inc. 13%         B3           320,000                            356,800
11/1/04

                                                                                  4,209,663

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.6%

Amazon.com, Inc. 0% 5/1/08 (c)    Caa2         1,440,000                          950,400

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)               PRINCIPAL AMOUNT (H)               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - CONTINUED

TM Group Holdings PLC 11%         B3          $ 500,000                          $ 500,000
5/15/08 (e)

U.S. Office Products Co.          B3           680,000                            428,400
9.75% 6/15/08

                                                                                  1,878,800

TOTAL RETAIL & WHOLESALE                                                          6,088,463

SERVICES - 1.0%

LEASING & RENTAL - 0.2%

AP Holdings, Inc. 0% 3/15/08      Caa2         900,000                            486,000
(c)

Apcoa, Inc. 9.25% 3/15/08         Caa1         160,000                            147,200

Hollywood Entertainment Corp.     B3           80,000                             80,800
10.625% 8/15/04

                                                                                  714,000

PRINTING - 0.5%

Sullivan Graphics, Inc.           Caa1         720,000                            727,200
12.75% 8/1/05

Von Hoffman Corp. 13.5%           -            608,638                            626,897
5/15/09 (e)

                                                                                  1,354,097

SERVICES - 0.3%

Iron Mountain, Inc. 8.75%         B3           160,000                            164,800
9/30/09

La Petite Academy, Inc./La        B3           190,000                            188,100
Petite Academy Holding Co.
10% 5/15/08

Medaphis Corp. 9.5% 2/15/05       Caa1         200,000                            154,000

Spin Cycle, Inc. 0% 5/1/05 (c)    -            340,000                            156,400

Young American Corp. 11.625%      B3           420,000                            180,600
2/15/06

                                                                                  843,900

TOTAL SERVICES                                                                    2,911,997

TECHNOLOGY - 1.9%

COMMUNICATIONS EQUIPMENT - 0.2%

Intermedia Communications,
Inc.:

8.5% 1/15/08                      B2           90,000                             85,050

8.6% 6/1/08                       B2           400,000                            380,000

8.875% 11/1/07                    B2           70,000                             67,550

                                                                                  532,600

COMPUTER SERVICES & SOFTWARE
- 0.9%

Concentric Network Corp.          -            690,000                            703,800
12.75% 12/15/07

DecisionOne Corp. 9.75% 8/1/07    B3           590,000                            271,400

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)               PRINCIPAL AMOUNT (H)               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

DecisionOne Holdings Corp. 0%     Caa1        $ 200,000                          $ 40,000
8/1/08 unit (c)

Federal Data Corp. 10.125%        B3           150,000                            147,000
8/1/05

ICG Services, Inc.:

0% 2/15/08 (c)                    -            2,445,000                          1,295,850

0% 5/1/08 (c)                     -            50,000                             25,875

                                                                                  2,483,925

ELECTRONIC INSTRUMENTS - 0.5%

Fisher Scientific                 B3           520,000                            516,100
International, Inc. 9% 2/1/08

High Voltage Engineering          B3           490,000                            460,600
Corp. 10.5% 8/15/04

Telecommunications Techniques     B3           455,000                            445,900
Co. LLC 9.75% 5/15/08

                                                                                  1,422,600

ELECTRONICS - 0.3%

Communications Instruments,       B3           40,000                             38,500
Inc. 10% 9/15/04

Details, Inc. 10% 11/15/05        B3           240,000                            228,000

Samsung Electronics America,      Ba1          250,000                            236,250
Inc. 9.75% 5/1/03 (e)

Stellex Industries, Inc. 9.5%     B3           400,000                            347,000
11/1/07

                                                                                  849,750

TOTAL TECHNOLOGY                                                                  5,288,875

TRANSPORTATION - 0.6%

AIR TRANSPORTATION - 0.4%

Atlas Air, Inc.:

9.25% 4/15/08                     B3           360,000                            356,400

9.375% 11/15/06 (e)               B3           300,000                            300,000

Kitty Hawk, Inc. 9.95%            B1           610,000                            600,850
11/15/04

                                                                                  1,257,250

SHIPPING - 0.2%

Amer Reefer Co. Ltd. 10.25%       B1           150,000                            94,500
3/1/08

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)               PRINCIPAL AMOUNT (H)               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

TRANSPORTATION - CONTINUED

SHIPPING - CONTINUED

Cenargo International PLC         Ba3         $ 280,000                          $ 263,200
9.75% 6/15/08 (e)

International Shipholding         Ba3          140,000                            131,600
Corp. 7.75% 10/15/07

                                                                                  489,300

TOTAL TRANSPORTATION                                                              1,746,550

UTILITIES - 9.2%

CELLULAR - 1.6%

ESAT Holdings Ltd. 0% 2/1/07      Caa1         360,000                            239,400
(c)

McCaw International Ltd. 0%       Caa1         833,000                            449,820
4/15/07 (c)

Millicom International            Caa1         1,460,000                          1,025,650
Cellular SA 0% 6/1/06 (c)

Nextel Communications, Inc.:

0% 8/15/04 (c)                    B2           330,000                            320,925

0% 9/15/07 (c)                    B2           83,000                             53,328

0% 2/15/08 (c)                    B2           690,000                            414,000

12% 11/1/08 (e)                   B2           460,000                            502,550

Orange PLC 8% 8/1/08              Ba3          470,000                            470,000

Rogers Communications, Inc.       B2           345,000                            355,350
8.875% 7/15/07

Telesystem International          Caa1         280,000                            119,000
Wireless, Inc. 0% 6/30/07 (c)

Teligent, Inc.:

0% 3/1/08 (c)                     Caa1         350,000                            173,250

11.5% 12/1/07                     Caa1         605,000                            565,675

                                                                                  4,688,948

ELECTRIC UTILITY - 0.7%

Niagara Mohawk Power Corp.:

0% 7/1/10 (c)                     Ba2          1,180,000                          896,800

7.625% 10/1/05                    Ba2          570,000                            590,691

7.75% 10/1/08                     Ba2          410,000                            438,700

                                                                                  1,926,191

TELEPHONE SERVICES - 6.9%

Allegiance Telecom, Inc.:

0% 2/15/08 (c)                    -            60,000                             27,600

12.875% 5/15/08                   -            460,000                            446,200

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)               PRINCIPAL AMOUNT (H)               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Covad Communications Group,       -           $ 610,000                          $ 335,500
Inc. 0% 3/15/08 (c)

Dobson Wireline Co. 12.25%        -            490,000                            438,550
6/15/08

DTI Holdings, Inc. 0% 3/1/08      -            1,050,000                          257,250
(c)

e.spire Communications, Inc.:

0% 11/1/05 (c)                    -            190,000                            121,600

0% 4/1/06 (c)                     -            360,000                            252,000

13.75% 7/15/07                    -            360,000                            340,200

ESAT Telecom Group PLC 0%         Caa1         180,000                            118,800
2/1/07 (c)

Facilicom International, Inc.     -            190,000                            152,000
10.5% 1/15/08

Firstworld Communications,        -            660,000                            198,000
Inc. 0% 4/15/08 (c)

Flag Ltd. 8.25% 1/30/08           Ba3          110,000                            107,250

Global Crossing Holdings Ltd.     B1           1,120,000                          1,178,800
9.625% 5/15/08

GST Network Funding, Inc. 0%      -            1,080,000                          491,400
5/1/08 (c)(e)

GST Equipment Funding, Inc.       -            400,000                            415,000
13.25% 5/1/07

GST Telecommunications, Inc.      -            480,000                            436,800
12.75% 11/15/07

GST USA, Inc. 0% 12/15/05 (c)     -            630,000                            441,000

Hermes Europe Railtel BV          B3           540,000                            576,450
11.5% 8/15/07

IXC Communications, Inc. 9%       B3           720,000                            712,800
4/15/08

KMC Telecom Holdings, Inc. 0%     -            860,000                            404,200
2/15/08 (c)

Level 3 Communications, Inc.      B3           1,450,000                          1,437,313
9.125% 5/1/08

McLeodUSA, Inc.:

8.375% 3/15/08                    B2           130,000                            129,838

9.25% 7/15/07                     B2           310,000                            319,300

9.5% 11/1/08 (e)                  B2           450,000                            477,000

MetroNet Communications Corp.:

0% 11/1/07 (c)                    B3           380,000                            250,800

0% 6/15/08 (c)                    B3           1,300,000                          796,250

10.625% 11/1/08 (e)               B3           460,000                            487,600

MGC Communications, Inc. 13%      Caa2         170,000                            112,200
10/1/04

Netia Holdings BV 10.25%          B3           290,000                            247,950
11/1/07

NEXTLINK Communications LLC       B3           1,210,000                          1,285,625
12.5% 4/15/06

Pathnet, Inc. 12.25% 4/15/08      -            480,000                            336,000

Qwest Communications
International, Inc.:

0% 10/15/07 (c)                   Ba1          850,000                            658,750

7.5% 11/1/08 (e)                  Ba1          400,000                            416,000

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)               PRINCIPAL AMOUNT (H)               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Qwest Communications
International, Inc.: -
continued

10.875% 4/1/07                    Ba1         $ 185,000                          $ 213,213

Rhythms Netconnections, Inc.      -            320,000                            156,800
0% 5/15/08 (c)

RSL Communications Ltd./RSL       B2           355,000                            374,525
Communications PLC 12.25%
11/15/06

RSL Communications PLC 9.125%     B2           1,000,000                          900,000
3/1/08

Telegroup, Inc. 0% 11/1/04 (c)    -            180,000                            90,000

Versatel Telecom BV 13.25%        -            340,000                            336,600
5/15/08

Viatel, Inc.:

0% 4/15/08 (c)                    Caa1         345,000                            193,200

11.25% 4/15/08                    Caa1         960,000                            960,000

WinStar Communications, Inc.:

0% 10/15/05 (c)                   Caa1         80,000                             56,800

14.5% 10/15/05                    Caa1         60,000                             66,000

0% 3/15/08 (c)                    CCC          1,175,000                          834,250

10% 3/15/08                       CCC          600,000                            480,000

Winstar Equipment Corp. 12.5%     B3           490,000                            494,900
3/15/04

                                                                                  19,562,314

TOTAL UTILITIES                                                                   26,177,453

TOTAL NONCONVERTIBLE BONDS                                                        94,466,577

TOTAL CORPORATE BONDS                                                94,475,177
(Cost $99,236,946)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 23.7%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 12.4%

Fannie Mae:

6.48% 6/28/04                     Aaa          4,300,000                          4,548,583

6.5% 7/16/07                      Aaa          6,930,000                          7,435,682

6.74% 5/13/04                     Aaa          780,000                            833,602

Federal Farm Credit Bank          Aaa          1,000,000                          1,085,000
6.66% 12/26/06

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)               PRINCIPAL AMOUNT (H)               VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Federal Home Loan Bank:

4.96% 10/7/05                     Aaa         $ 7,500,000                        $ 7,360,575

6.75% 4/5/04                      Aaa          870,000                            928,725

7.7% 9/20/04                      Aaa          800,000                            895,248

Government Loan Trusts            Aaa          192,902                            215,678
(assets of Trust guaranteed
by U.S. Government through
Agency for International
Development) 8.5% 4/1/06

Government Trust Certificates
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency):

Class 1-C, 9.25% 11/15/01         Aaa          3,813,140                          4,059,660

Class 2-E 9.4% 5/15/02            Aaa          137,901                            145,761

Class T-3, 9.625% 5/15/02         Aaa          56,624                             59,840

Guaranteed Export Trust           Aaa          1,320,000                          1,356,650
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1995-A, 6.28% 6/15/04

Guaranteed Trade Trust            Aaa          916,667                            933,442
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1997-A, 6.104% 7/15/03

Private Export Funding Corp.:

secured 6.86% 4/30/04             Aaa          627,000                            652,986

5.82% 6/15/03 (e)                 Aaa          4,600,000                          4,694,847

U.S. Department of Housing        Aaa          210,000                            235,158
and Urban Development
government guaranteed
participation certificates
Series 1995 A, 8.27% 8/1/03

                                                                                  35,441,437

U.S. TREASURY OBLIGATIONS -
11.3%

U.S. Treasury Bond:

8.875% 8/15/17                    Aaa          6,315,000                          8,895,246

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)               PRINCIPAL AMOUNT (H)               VALUE (NOTE 1)

U.S. TREASURY OBLIGATIONS -
CONTINUED

U.S. Treasury Bond: - continued

9% 11/15/18                       Aaa         $ 10,090,000                       $ 14,498,007

U.S. Treasury Notes 5.875%        Aaa          8,600,000                          8,669,029
8/31/99

                                                                                  32,062,282

TOTAL U.S. GOVERNMENT AND                                                         67,503,719
GOVERNMENT AGENCY OBLIGATIONS
(Cost $66,287,339)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 5.6%



FANNIE MAE - 2.5%

5.5% 5/1/11                       Aaa          445,226                            440,123

5.5% 1/1/14 (k)                   Aaa          300,000                            296,156

6% 11/1/10 to 1/1/26              Aaa          1,783,216                          1,784,697

6.5% 5/1/08 to 2/1/26             Aaa          1,992,275                          2,007,695

7% 1/1/29 (k)                     Aaa          850,000                            867,266

7.5% 1/1/28 to 5/1/28             Aaa          841,780                            864,660

8% 7/1/26 to 12/1/27              Aaa          823,972                            854,349

                                                                                  7,114,946

FREDDIE MAC - 0.1%

6% 12/1/07                        Aaa          72,474                             72,735

8.5% 3/1/20                       Aaa          262,165                            276,190

                                                                                  348,925

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 3.0%

6% 1/15/09 to 5/15/09             Aaa          956,212                            967,859

6.5% 4/15/26 to 5/15/26           Aaa          895,985                            905,222

7% 9/15/25 to 10/15/28            Aaa          1,695,450                          1,734,671

7.5% 2/15/22 to 8/15/28           Aaa          3,202,100                          3,303,380

8% 9/15/26 to 12/15/26            Aaa          708,034                            735,910

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)               PRINCIPAL AMOUNT (H)               VALUE (NOTE 1)

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - CONTINUED

11% 2/15/16 to 10/15/18           Aaa         $ 581,637                          $ 646,978

11.5% 3/15/10                     Aaa          59,393                             65,842

                                                                                  8,359,862

TOTAL U.S. GOVERNMENT AGENCY                                                      15,823,733
- MORTGAGE SECURITIES
(Cost $15,455,730)

ASSET-BACKED SECURITIES - 0.2%



Airplanes Pass Through Trust      Ba2          440,000                            462,000
10.875% 3/15/19 (Cost
$481,163)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (J) - 24.9%



Argentinian Republic:

BOCON 3.29% 9/1/02 (f)            Ba3    ARS   710,249                            558,776

Bote 2.2184% 4/1/00 (f)           Ba3          2,145                              424

Brady 6.1875% 3/31/05 (f)         Ba3          1,880,000                          1,578,025

Brady par euro 5.75% 3/31/23      Ba3          1,720,000                          1,238,400
(d)

global bond:

8.726% 4/10/05 (f)                Ba3          310,000                            279,000

11.375% 1/30/17                   Ba3          1,450,000                          1,448,188

11.375% 1/30/17                   Ba3          220,000                            219,725

8.75% 7/10/02 (Reg. S)            Ba3    ARS   890,000                            726,029

11.75% 2/12/07                    Ba3    ARS   1,530,000                          1,295,017

11.75% 2/12/07 (e)                Ba3    ARS   250,000                            211,604

Austrian Republic 5% 1/22/01      Aaa    JPY   400,000,000                        3,849,890

Bank for Foreign Economic
Affairs of Russia
(Vnesheconombank) interest
notes:

5.9688% 12/15/15 (f)              B1           2,890,000                          314,288

5.9688% 12/15/15 (e)(f)           Ca           236                                26

Brazilian Federative Republic
Brady:

5.5% 4/15/24 (d)                  B2           325,000                            190,531

capitalization bond 8% 4/15/14    B2           4,080,453                          2,432,970

IDU euro 6.75% 1/1/01 (f)         B2           418,200                            379,517

new money bond L 6.1875%          B2           2,250,000                          1,229,063
4/15/09 (Bearer) (f)

global bond 10.125% 5/15/27       B2           577,000                            384,426

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (J) - CONTINUED

MOODY'S RATINGS (UNAUDITED)                   PRINCIPAL AMOUNT                   VALUE (NOTE 1)

Bulgarian Republic Brady:

discount A 6.6875% 7/28/24 (f)    B2          $ 1,835,000                        $ 1,298,263

FLIRB A 2.5% 7/28/12 (f)          B2           1,175,000                          669,750

Canadian Government:

7% 12/1/06                        Aa1    CAD   8,200,000                          6,090,449

10% 5/1/02                        Aa1    CAD   500,000                            377,785

City of Buenos Aires:

euro 10.5% 5/28/04                B1     ARS   820,000                            631,991

11.25% 4/11/07 (e)                B1           250,000                            245,000

German Federal Republic:

4.75% 7/4/28                      Aaa    DEM   5,200,000                          3,105,224

7.375% 1/3/05                     Aaa    DEM   15,400,000                         11,091,923

9% 10/20/00                       Aaa    DEM   11,900,000                         7,861,843

Greek Government Treasury         A2     GRD   140,500,000                        557,639
Bill 8.6% 3/26/08

Hungarian Government:

13% 7/24/03                       A1     HUF   41,700,000                         194,944

15% 7/24/01                       A1     HUF   39,300,000                         186,545

Ivory Coast Brady:

FLIRB 2% 3/30/18 (e)(f)           -            403,000                            96,720

past due interest 2% 3/30/18      -            616,200                            169,455
(e)(f)

Korean Republic global bond       Ba1          480,000                            492,600
8.875% 4/15/08

Moscow City 9.5% 5/31/00          B3           1,900,000                          703,000
(Reg.)

Panamanian Republic Brady:

interest reduction bond euro      Ba1          450,000                            330,750
4% 7/17/14 (f)

par 3.5% 7/17/26 (d)              Ba1          550,000                            338,250

past due interest euro            Ba1          606,429                            448,757
6.6875% 7/17/16 (f)

Peruvian Republic Brady FLIRB:

3.25% 3/7/17 (f)                  Ba3          1,165,000                          661,138

3.25% 3/7/17 (e)(f)               Ba3          200,000                            113,500

Russian Federation euro           B3           1,570,000                          478,850
12.75% 6/24/28 (Reg. S)

United Kingdom, Great Britain
& Northern Ireland:

8.75% 8/25/17                     Aaa    GBP   1,200,000                          3,057,120

9.75% 8/27/02                     Aaa    GBP   2,000,000                          3,866,424

United Mexican States:

Brady par A 6.25% 12/31/19        Ba2          2,600,000                          2,021,500
unit

Brady par B 6.25% 12/31/19        Ba2          1,450,000                          1,127,375
unit

Cetes:

0% 3/4/99                         -      MXN   4,700,000                          449,335

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (J) - CONTINUED

MOODY'S RATINGS (UNAUDITED)                   PRINCIPAL AMOUNT                   VALUE (NOTE 1)

United Mexican States: -
continued

Cetes:

0% 3/11/99                        -      MXN   2,190,000                         $ 209,205

global bond 11.5% 5/15/26         Ba2          3,430,000                          3,678,675

Venezuelan Republic:

Brady debt conversion bond        B2           3,428,562                          2,177,137
euro 5.9375% 12/18/07 (f)

global bond:

13.625% 8/15/18                   B2           750,000                            577,500

13.625% 8/15/18                   B2           700,000                            539,000

9.25% 9/15/27                     B2           1,172,000                          714,187

TOTAL FOREIGN GOVERNMENT AND                                                      70,897,733
GOVERNMENT AGENCY OBLIGATIONS
(Cost $70,717,462)


COMMON STOCKS - 0.1%

                                 SHARES

BASIC INDUSTRIES - 0.0%

CHEMICALS & PLASTICS - 0.0%

Foamex-JPS Automotive             260                   5,460
LP/Foamex JPS Capital Corp.
warrants 7/1/99 (a)

MEDIA & LEISURE - 0.0%

BROADCASTING - 0.0%

CS Wireless Systems, Inc.         10                    0
(a)(e)

Loral Orion Network Systems,
Inc.:

warrants 1/15/07 (CV ratio        230                   1,840
 .47) (a)

warrants 1/15/07 (CV ratio        480                   5,040
 .6) (a)

NTL, Inc. warrants 12/31/08       1,586                 23,790
(a)

Orbital Imaging Corp.             1,010                 10,100
warrants 3/1/05 (a)(e)

UIH Australia/Pacific, Inc.       570                   1,710
warrants 5/15/06 (a)

                                                        42,480

LEISURE DURABLES & TOYS - 0.0%

IHF Capital, Inc. Series I        270                   0
warrants 11/14/99 (a)(e)

TOTAL MEDIA & LEISURE                                   42,480

SERVICES - 0.0%

Spin Cycle, Inc. warrants         340                   3
5/1/05 (a)(e)

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

TECHNOLOGY - 0.0%

COMPUTER SERVICES & SOFTWARE
- 0.0%

Concentric Network Corp.          540                  $ 78,300
warrants 12/15/07 (a)(e)

UTILITIES - 0.1%

CELLULAR - 0.0%

McCaw International Ltd.          1,753                 8,765
warrants 4/15/07 (a)(e)

Microcell Telecommunications,     2,520                 32,130
Inc. warrants 6/1/06 (a)(e)

Nextel Communications, Inc.       1,997                 47,179
Class A (a)

PageMart Nationwide, Inc.         2,100                 11,813
(non-vtg.) (a)

Powertel, Inc. warrants           3,328                 9,984
2/1/06 (a)

                                                        109,871

TELEPHONE SERVICES - 0.1%

Covad Communications Group,       610                   30,500
Inc. warrants 3/15/08 (a)(e)

DTI Holdings, Inc. warrants       5,250                 263
3/1/08 (a)(e)

FirstCom Corp.:

warrants 10/27/07 (Reg. S) (a)    1,750                 875

warrants 10/27/07 (a)(e)          8,050                 4,025

Firstworld Communications,        660                   6,600
Inc. warrants 4/15/08 (a)(e)

KMC Telecom Holdings, Inc.        890                   2,225
warrants 4/15/08 (a)(e)

MGC Communications, Inc.          170                   5,243
warrants 10/1/04 (a)(e)

Pathnet, Inc. warrants            480                   4,800
4/15/08 (a)(e)

Rhythms Netconnections, Inc.      1,280                 9,600
warrants 5/15/08 (a)(e)

RSL Communications Ltd./RSL       630                   66,150
Communications PLC warrants
11/15/06 (a)(e)

Source Media, Inc. warrants       1,676                 16,341
11/1/07 (a)(e)

Versatel Telecom BV warrants      340                   3,400
5/15/08 (a)(e)

                                                        150,022

TOTAL UTILITIES                                         259,893

TOTAL COMMON STOCKS                                     386,136
(Cost $257,478)

PREFERRED STOCKS - 5.8%



CONVERTIBLE PREFERRED STOCKS
- 0.3%

MEDIA & LEISURE - 0.1%

LODGING & GAMING - 0.1%

Host Marriott Financial Trust     8,400                 342,825
$3.375 QUIPS

PREFERRED STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

CONVERTIBLE PREFERRED STOCKS
- CONTINUED

UTILITIES - 0.2%

TELEPHONE SERVICES - 0.2%

IXC Communications, Inc.          10,000               $ 331,250
$3.375 (e)

NEXTLINK Communications, Inc.     3,000                 118,125
$3.25 (a)(e)

                                                        449,375

TOTAL CONVERTIBLE PREFERRED                             792,200
STOCKS

NONCONVERTIBLE PREFERRED
STOCKS - 5.5%

CONSTRUCTION & REAL ESTATE -
0.1%

REAL ESTATE INVESTMENT TRUSTS
- 0.1%

California Federal Preferred      15,847                398,156
Capital Corp. $2.28

FINANCE - 0.1%

INSURANCE - 0.1%

American Annuity Group            240                   235,200
Capital Trust II 8.75%

HEALTH - 0.1%

MEDICAL FACILITIES MANAGEMENT
- 0.1%

Fresenius Medical Care            251                   262,923
Capital Trust 9%

MEDIA & LEISURE - 2.5%

BROADCASTING - 2.2%

Adelphia Communications Corp.     5,345                 622,693
$13.00

Benedek Communications Corp.      996                   806,760
11.5% pay-in-kind (a)

Citadel Broadcasting Co.          4,830                 550,620
Series B, 13.25% pay-in-kind

CSC Holdings, Inc.:

11.125% pay-in-kind               16,125                1,797,938

Series H, 11.75% pay-in-kind      4,355                 496,470
(a)

Echostar Communications Corp.     408                   471,750
12.125% pay-in-kind

Granite Broadcasting Corp.        692                   622,800
12.75% pay-in-kind

NTL, Inc. 13% pay-in-kind (a)     746                   790,760

                                                        6,159,791

PUBLISHING - 0.3%

PRIMEDIA, Inc.:

$9.20                             1,600                 155,200

PREFERRED STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

MEDIA & LEISURE - CONTINUED

PUBLISHING - CONTINUED

PRIMEDIA, Inc.: - continued

8.625%                            914                  $ 89,115

Series D, $10.00                  5,733                 591,932

                                                        836,247

TOTAL MEDIA & LEISURE                                   6,996,038

RETAIL & WHOLESALE - 0.1%

GROCERY STORES - 0.1%

Nebco Evans Holding Co.           83                    4,150
11.25% pay-in-kind (a)

Supermarkets General Holdings     12,725                267,225
Corp. $3.52 pay-in-kind (a)

                                                        271,375

TECHNOLOGY - 0.4%

COMMUNICATIONS EQUIPMENT - 0.4%

Intermedia Communications,        1,053                 1,060,898
Inc. 13.5% pay-in-kind (a)

COMPUTER SERVICES & SOFTWARE
- 0.0%

Concentric Network Corp.          198                   169,290
13.5% pay-in-kind (a)

TOTAL TECHNOLOGY                                        1,230,188

UTILITIES - 2.2%

CELLULAR - 0.7%

Nextel Communications, Inc.:

11.125% pay-in-kind (a)           1,140                 1,026,000

Series D, 13% pay-in-kind         1,114                 1,102,860

                                                        2,128,860

TELEPHONE SERVICES - 1.5%

e.spire Communications, Inc.:

$127.50 pay-in-kind               649                   318,010

14.75% pay-in-kind                226                   158,200

Hyperion Telecommunication,       419                   333,105
Inc. 12.875% pay-in-kind

PREFERRED STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

ICG Holdings, Inc.:

14% pay-in-kind (a)               554                  $ 540,150

14.25% pay-in-kind                746                   753,460

IXC Communications, Inc.          1,029                 1,039,290
12.5% pay-in-kind

NEXTLINK Communications, Inc.     10,276                534,352
14% pay-in-kind

Source Media, Inc. 13.50%         3,426                 40,256
pay-in-kind (a)

Viatel, Inc. 10% pay-in-kind      612                   67,320
(a)(e)

WinStar Communications, Inc.      474                   379,200
14.25%

                                                        4,163,343

TOTAL UTILITIES                                         6,292,203

TOTAL NONCONVERTIBLE                                    15,686,083
PREFERRED STOCKS

TOTAL PREFERRED STOCKS                                  16,478,283
(Cost $18,563,923)


PURCHASED BANK DEBT - 0.0%

MOODY'S RATINGS (UNAUDITED) (I)           PRINCIPAL AMOUNT (H)

Bank for Foreign Economic         B1      $ 490,000                          30,625
Affairs of Russia
(Vnesheconombank) loan under
1997 restructuring Agreement
5.9688%  12/15/20 (f) (Cost
$213,864)

SOVEREIGN LOAN PARTICIPATIONS
- 0.7%



Algerian Republic loan            -        450,000                           373,500
participation - The Chase
Manhattan Bank 7.3125%
3/4/00 (f)

Bank for Foreign Economic
Affairs of Russia
(Vnesheconombank):

loan participation
restructured under 1997
Agreement:

- BankBoston Corp. 6.7188%        -        4,330,000                         270,625
12/15/20 (b)(f)

- Deutsche Bank 6.7188%           -        3,090,000                         193,125
12/15/20 (b)(f)

SOVEREIGN LOAN PARTICIPATIONS
- CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)           PRINCIPAL AMOUNT (H)              VALUE (NOTE 1)

Bank for Foreign Economic
Affairs of Russia
(Vnesheconombank): - continued

loan participation
restructured under 1997
Agreement:

- ING Bank NV 5.9688%             -       $ 250,000                         $ 15,625
12/15/20 (b)(f)

- Merrill Lynch, Pierce,          -        630,000                           39,375
Fenner & Smith, Inc. 6.7188%
12/15/20 (b)(f)

- Morgan (J.P.) Securities,       -        1,480,000                         92,500
Inc. 5.9688% 12/15/20 (b)(f)

- Paribus Capital Markets         -        400,000                           25,000
6.7188% 12/15/20 (b)(f)

- The Chase Manhattan Bank        -        1,710,000                         106,875
5.9688% 12/15/20 (b)(f)

Moroccan Kingdom loan
participation:

Series A - ING Bank NV            -        250,000                           198,750
6.0625% 1/1/09 (f)

Series A - Morgan Guaranty        -        425,000                           337,875
Trust Co. 6.0625% 1/1/09 (f)

Series A - The Chase              -        200,000                           159,000
Manhattan Bank 6.0625%
1/1/09 (f)

TOTAL SOVEREIGN LOAN                                                         1,812,250
PARTICIPATIONS
(Cost $3,050,022)


CASH EQUIVALENTS - 5.8%

                            MATURITY AMOUNT

Investments in repurchase   $ 16,552,676          16,544,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.72%,
dated 12/31/98 due 1/4/99


PURCHASED OPTIONS - 0.0%

EXPIRATION DATE/ STRIKE YIELD                    UNDERLYING FACE AMOUNT AT VALUE                 VALUE (NOTE 1)

PURCHASED OPTIONS - 0.0%

The Chase Manhattan Bank Call   May 99/ 16%      $ 661,704                                       $ 18,040
Option on  ZAR 4,600,000
notional amount of South
African Republic 12% 2/28/05
(Cost $25,025)

TOTAL INVESTMENT IN                                                                              $ 284,431,696
SECURITIES - 100%
(Cost $290,832,952)


SECURITY TYPE ABBREVIATIONS

FLIRB                        -   Front Loaded Interest
                                 Reduction Bonds

QUIPS                        -   Quarterly Income  Preferred
                                 Securities

CURRENCY ABBREVIATIONS

ARS                          -   Argentine peso

CAD                          -   Canadian dollar

DEM                          -   German deutsche mark

GBP                          -   British pound

GRD                          -   Greek drachma

HUF                          -   Hungarian forint

JPY                          -   Japanese yen

MXN                          -   Mexican peso

ZAR                          -   South African rand

LEGEND
(a) Non-income producing

(b) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $20,620,064 or 7.2% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).

Additional information on each holding is as follows:

SECURITY                 ACQUISTION DATE    ACQUISITION COST

Sealy Corp., Inc.   10%  2/23/98 - 9/30/98  $ 506,047
12/18/08  pay-in-kind

(h) Principal amount is stated in United States dollars unless otherwise noted.

(i) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(j) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(k) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        43.5%  AAA, AA, A    37.9%

Baa               0.3%   BBB           1.3%

Ba                10.2%  BB            12.2%

B                 23.5%  B             21.8%

Caa               5.0%   CCC           3.9%

Ca, C             0.1%   CC, C         0.0%

                         D             0.1%

For some foreign government obligations, FMR has assigned the ratings for the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 4.5%. FMR has determined that unrated debt securities that are lower quality account for 4.5% of the total value of investment in securities.

Distribution of investments by country of issue, as a percentage of total value of investments in securities, is as follows:

United States of America     70.2%

Germany                       7.8

United Kingdom                3.4

Canada                        3.2

Mexico                        3.1

Argentina                     2.9

Brazil                        2.3

Venezuela                     1.4

Austria                       1.3

(Others individually less     4.4
than 1%)

TOTAL                       100.0%

INCOME TAX INFORMATION

At December 31, 1998, the aggregate cost of investment securities for income tax purposes was $293,332,422. Net unrealized depreciation aggregated $8,900,726, of which $6,283,015 related to appreciated investment securities and $15,183,741 related to depreciated investment securities.

The fund hereby designates approximately $1,555,000 as a capital gain dividend for the purpose of the dividend paid deduction.

The fund intends to elect to defer to its fiscal year ending December 31, 1999 approximately $5,876,000 of losses recognized during the period November1, 1998 to December 31, 1998.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                       DECEMBER 31, 1998

ASSETS

Investment in securities, at               $ 284,431,696
value (including repurchase
agreements of $16,544,000)
(cost $290,832,952) - See
accompanying schedule

Cash                                        169,012

Receivable for investments                  1,139,625
sold

Receivable for fund shares                  1,251,124
sold

Dividends receivable                        53,364

Interest receivable                         4,972,232

Other receivables                           11,638

 TOTAL ASSETS                               292,028,691

LIABILITIES

Payable for investments        $ 631,917
purchased Regular delivery

 Delayed delivery               1,167,066

Payable for fund shares         1,220,319
redeemed

Distributions payable           616,714

Accrued management fee          138,733

Distribution fees payable       103,281

Other payables and accrued      141,260
expenses

 TOTAL LIABILITIES                          4,019,290

NET ASSETS                                 $ 288,009,401

Net Assets consist of:

Paid in capital                            $ 301,726,402

Undistributed net investment                794,238
income

Accumulated undistributed net               (8,105,793)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                 (6,405,446)
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                 $ 288,009,401

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                        DECEMBER 31, 1998

CALCULATION OF MAXIMUM             $10.56
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($9,596,485 (divided by)
909,175 shares)

Maximum offering price per         $11.09
share (100/95.25 of $10.56)

CLASS T: NET ASSET VALUE and       $10.55
redemption price per share
($189,754,890 (divided by)
17,986,106 shares)

Maximum offering price per         $10.93
share (100/96.50 of $10.55)

CLASS B: NET ASSET VALUE and       $10.57
offering price per share
($72,773,443 (divided by)
6,886,758 shares) A

CLASS C: NET ASSET VALUE and       $10.55
offering price per share
($11,248,296 (divided by)
1,066,326 shares) A

INSTITUTIONAL CLASS: NET           $10.61
ASSET VALUE, offering price
and redemption price   per
share ($4,636,287 (divided
by) 437,032 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                              YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME                              $ 1,902,074
Dividends

Interest                                        19,178,188

 TOTAL INCOME                                   21,080,262

EXPENSES

Management fee                   $ 1,461,994

Transfer agent fees               521,372

Distribution fees                 1,099,164

Accounting fees and expenses      101,938

Non-interested trustees'          881
compensation

Custodian fees and expenses       48,259

Registration fees                 141,216

Audit                             39,746

Legal                             9,490

Interest                          2,505

Miscellaneous                     29,594

 Total expenses before            3,456,159
reductions

 Expense reductions               (10,476)      3,445,683

NET INVESTMENT INCOME                           17,634,579

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (7,314,693)

 Foreign currency transactions    23,780        (7,290,913)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (8,265,240)

 Assets and liabilities in        27,495        (8,237,745)
foreign currencies

NET GAIN (LOSS)                                 (15,528,658)

NET INCREASE (DECREASE) IN                     $ 2,105,921
NET ASSETS RESULTING  FROM
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
                               YEAR ENDED DECEMBER 31, 1998  YEAR ENDED DECEMBER 31, 1997

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 17,634,579                  $ 11,535,543
income

 Net realized gain (loss)       (7,290,913)                   5,548,328

 Change in net unrealized       (8,237,745)                   (2,667,312)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     2,105,921                     14,416,559
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (16,346,500)                  (11,341,743)
From net investment income

 From net realized gain         -                             (5,678,734)

 In excess of net realized      (1,629,425)                   -
gain

 TOTAL DISTRIBUTIONS            (17,975,925)                  (17,020,477)

Share transactions - net        119,784,884                   43,274,917
increase (decrease)

  TOTAL INCREASE (DECREASE)     103,914,880                   40,670,999
IN NET ASSETS

NET ASSETS

 Beginning of period            184,094,521                   143,423,522

 End of period (including      $ 288,009,401                 $ 184,094,521
undistributed net investment
income of $794,238 and
$570,865, respectively)



FINANCIAL HIGHLIGHTS - CLASS A
                                 YEARS ENDED DECEMBER 31,

                                 1998                      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.090                  $ 11.250  $ 11.010
period

Income from Investment
Operations

 Net investment income D          .771                      .802      .267

 Net realized and unrealized      (.512)                    .198      .493
gain (loss)

 Total from investment            .259                      1.000     .760
operations

Less Distributions

 From net investment income       (.729)                    (.790)    (.280)

 From net realized gain           -                         (.370)    (.240)

 In excess of net realized        (.060)                    -         -
gain

 Total distributions              (.789)                    (1.160)   (.520)

Net asset value, end of period   $ 10.560                  $ 11.090  $ 11.250

TOTAL RETURN B, C                 2.38%                     9.24%     6.95%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 9,596                   $ 3,379   $ 587
(000 omitted)

Ratio of expenses to average      1.23%                     1.25% F   1.25% A, F
net assets

Ratio of expenses to average      1.22% G                   1.24% G   1.25% A
net assets after  expense
reductions

Ratio of net investment           7.22%                     7.16%     7.32% A
income to average net assets

Portfolio turnover rate           150%                      140%      119%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - CLASS T
                                 YEARS ENDED DECEMBER 31,

                                 1998                      1997       1996      1995      1994 E

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 11.090                  $ 11.250   $ 11.000  $ 9.920   $ 10.000
of period

Income from Investment
Operations

 Net investment income            .781 D                    .814 D     .813 D    .885      .064 D

 Net realized and unrealized      (.535)                    .194       .542      1.231     (.046)
 gain (loss)

 Total from investment            .246                      1.008      1.355     2.116     .018
operations

Less Distributions

 From net investment income       (.726)                    (.798)     (.805)    (.806)    (.098)

 From net realized gain           -                         (.370)     (.300)    (.230)    -

 In excess of net realized        (.060)                    -          -         -         -
gain

 Total distributions              (.786)                    (1.168)    (1.105)   (1.036)   (.098)

Net asset value, end of period   $ 10.550                  $ 11.090   $ 11.250  $ 11.000  $ 9.920

TOTAL RETURN B, C                 2.26%                     9.33%      12.89%    22.02%    .17%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 189,755                 $ 119,204  $ 99,327  $ 52,626  $ 10,687
(000 omitted)

Ratio of expenses to average      1.18%                     1.20%      1.23%     1.35% F   1.35% A, F
net assets

Ratio of expenses to average      1.17% G                   1.19% G    1.22% G   1.35%     1.35% A
net assets after expense
reductions

Ratio of net investment           7.25%                     7.21%      7.34%     7.28%     5.80% A
income to average net assets

Portfolio turnover rate           150%                      140%       119%      193%      104% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD OCTOBER 31, 1994 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - CLASS B
                                 YEARS ENDED DECEMBER 31,

                                 1998                      1997      1996      1995      1994 E

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 11.100                  $ 11.260  $ 11.010  $ 9.910   $ 10.000
of period

Income from Investment
Operations

 Net investment income            .713 D                    .740 D    .743 D    .820      .072 D

 Net realized and unrealized      (.529)                    .194      .538      1.237     (.078)
 gain (loss)

 Total from investment            .184                      .934      1.281     2.057     (.006)
operations

Less Distributions

 From net investment income       (.654)                    (.724)    (.731)    (.727)    (.084)

 From net realized gain           -                         (.370)    (.300)    (.230)    -

 In excess of net realized        (.060)                    -         -         -         -
gain

 Total distributions              (.714)                    (1.094)   (1.031)   (.957)    (.084)

Net asset value, end of period   $ 10.570                  $ 11.100  $ 11.260  $ 11.010  $ 9.910

TOTAL RETURN B, C                 1.69%                     8.60%     12.14%    21.35%    (.06)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 72,773                  $ 54,562  $ 37,403  $ 26,654  $ 9,379
(000 omitted)

Ratio of expenses to average      1.83%                     1.86%     1.88%     2.10% F   2.10% A, F
net assets

Ratio of expenses to average      1.83%                     1.85% G   1.87% G   2.10%     2.10% A
net assets after expense
reductions

Ratio of net investment           6.56%                     6.55%     6.69%     6.53%     5.06% A
income to average net assets

Portfolio turnover rate           150%                      140%      119%      193%      104% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD OCTOBER 31, 1994 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C
                                 YEARS ENDED DECEMBER 31,

                                 1998                      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.080                  $ 11.400
period

Income from Investment
Operations

 Net investment income D          .672                      .105

 Net realized and unrealized      (.517)                    .037
gain (loss)

 Total from investment            .155                      .142
operations

Less Distributions

 From net investment income       (.625)                    (.152)

 From net realized gain           -                         (.310)

 In excess of net realized        (.060)                    -
gain

 Total distributions              (.685)                    (.462)

Net asset value, end of period   $ 10.550                  $ 11.080

TOTAL RETURN B, C                 1.42%                     1.27%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 11,248                  $ 659
(000 omitted)

Ratio of expenses to average      2.07% F                   2.10% A, F
net assets

Ratio of net investment to        6.37%                     6.30% A
average net assets

Portfolio turnover rate           150%                      140%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO DECEMBER 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                 YEARS ENDED DECEMBER 31,

                                 1998                      1997      1996      1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.140                  $ 11.300  $ 11.030  $ 10.890
period

Income from Investment
Operations

 Net investment income            .805 D                    .830 D    .826 D    .456

 Net realized and unrealized      (.533)                    .186      .548      .340
gain (loss)

 Total from investment            .272                      1.016     1.374     .796
operations

Less Distributions

 From net investment income       (.742)                    (.806)    (.804)    (.426)

 From net realized gain           -                         (.370)    (.300)    (.230)

 In excess of net realized        (.060)                    -         -         -
gain

 Total distributions              (.802)                    (1.176)   (1.104)   (.656)

Net asset value, end of period   $ 10.610                  $ 11.140  $ 11.300  $ 11.030

TOTAL RETURN B, C                 2.49%                     9.36%     13.04%    7.47%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 4,636                   $ 6,289   $ 6,107   $ 107
(000 omitted)

Ratio of expenses to average      1.07%                     1.10% F   1.10% F   1.10% A, F
net assets

Ratio of expenses to average      1.07%                     1.09% G   1.10%     1.10% A
net assets after expense
reductions

Ratio of net investment           7.29%                     7.31%     7.47%     7.53% A
income to average  net assets

Portfolio turnover rate           150%                      140%      119%      193%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Strategic Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded. Securities for which market quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, market discount and losses deferred due to wash sales and excise tax regulations.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise

2. OPERATING POLICIES - CONTINUED

DELAYED DELIVERY TRANSACTIONS - CONTINUED

due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $508,842 or 0.2% of net assets.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $1,812,250 or 0.6% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $456,683,756 and $349,997,664, respectively, of which U.S. government and government agency obligations aggregated $135,244,102 and $108,724,025, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Limited
(FIJ). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SUB-ADVISER FEE - CONTINUED

services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90% *

CLASS C    1.00% **

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 10,359     $ 82

CLASS T    405,368      170

CLASS B    614,016      443,838

CLASS C    69,421       68,468

          $ 1,099,164  $ 512,558

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:

CLASS A               $ 1,507

CLASS T                46,652

CLASS B                13,435

CLASS C                2,761

INSTITUTIONAL CLASS    674

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and on Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 97,601     $ 25,922

CLASS T    269,192      76,233

CLASS B    140,845      140,845 *

CLASS C    9,131        9,131 *

          $ 516,769    $ 252,131

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 18,232   .26

CLASS T                 333,844   .21

CLASS B                 141,064   .21

CLASS C                 16,836    .24

INSTITUTIONAL CLASS     11,396    .19

                       $ 521,372

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

During the period, FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above a specified percentage on average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               1.25%                    $ -

CLASS T               1.35%                     -

CLASS B               2.00%                     -

CLASS C               2.10%                     3,803

INSTITUTIONAL CLASS   1.10%                     -

                                               $ 3,803

Effective December 1, 1998, the expense limitations were eliminated. FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $394 under this arrangement.

5. EXPENSE REDUCTIONS - CONTINUED

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $6,279 under the custodian arrangement.

6. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $8,587,000. The weighted average interest rate was 5.25%.

7. CREDIT RISK.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. BENEFICIAL INTEREST.

At the end of the period, one shareholder was record owner of approximately 15% of the total outstanding shares of the fund.

9. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:


                                YEAR ENDED         YEAR ENDED
                                DECEMBER 31, 1998  DECEMBER 31, 1997A

FROM NET INVESTMENT INCOME

Class A                         $ 468,016          $ 128,164

Class T                          10,946,403         7,824,627

Class B                          4,114,994          2,941,590

Class C                          416,895            5,711

Institutional Class              400,192            441,651

Total                           $ 16,346,500       $ 11,341,743

FROM NET REALIZED GAIN

Class A                         $ -                $ 93,953

Class T                          -                  3,695,167

Class B                          -                  1,668,813

Class C                          -                  16,228

Institutional Class              -                  204,573

Total                           $ -                $ 5,678,734

IN EXCESS OF NET REALIZED GAIN

Class A                         $ 53,961           $ -

Class T                          1,076,254          -

Class B                          409,677            -

Class C                          63,791             -

Institutional Class              25,742             -

Total                           $ 1,629,425        $ -

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1997.

10. SHARE TRANSACTIONS.

Share transactions for each class of shares were as follows:

                        SHARES                                            DOLLARS

                        YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,

                        1998                     1997A                    1998                     1997A



CLASS A Shares sold      900,167                  265,146                 $ 9,908,134              $ 3,006,773

Reinvestment of
distributions            40,130                   17,057                   381,968                  191,271

Shares redeemed          (335,982)                (29,534)                 (3,569,407)              (335,583)

Net increase
(decrease)               604,315                  252,669                 $ 6,720,695              $ 2,862,461

CLASS T Shares sold      11,047,467               4,933,967               $ 122,912,518            $ 55,635,680

Reinvestment of
distributions            920,256                  837,190                  8,937,450                9,389,799

Shares redeemed          (4,726,297)              (3,857,473)              (51,174,332)             (43,554,684)

Net increase (decrease)  7,241,426                1,913,684               $ 80,675,636             $ 21,470,795

CLASS B Shares sold      4,082,575                1,957,957               $ 45,035,865             $ 22,125,314

Reinvestment of
distributions            304,841                  332,029                  2,975,955                3,727,875

Shares redeemed          (2,414,647)              (691,264)                (25,559,874)             (7,851,913)

Net increase
(decrease)               1,972,769                1,598,722               $ 22,451,946             $ 18,001,276

CLASS C Shares sold      1,295,745                75,453                  $ 14,256,416             $ 858,758

Reinvestment of
distributions            34,501                   1,548                    315,902                  17,203

Shares redeemed          (323,431)                (17,490)                 (3,449,844)              (199,505)

Net increase (decrease)  1,006,815                59,511                  $ 11,122,474             $ 676,456

INSTITUTIONAL CLASS
Shares                   422,294                  146,268                 $ 4,701,276              $ 1,658,979
sold

Reinvestment of
distributions            32,127                   53,502                   334,547                  603,021

Shares redeemed          (581,996)                (175,667)                (6,221,690)              (1,998,071)

Net increase
(decrease)               (127,575)                24,103                  $ (1,185,867)            $ 263,929


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1997.

11. REGISTRATION FEES.

For the period, each class paid the following amounts to register its shares for sale:

                      REGISTRATION FEES

CLASS A               $ 10,108

CLASS T                73,244

CLASS B                30,311

CLASS C                16,010

INSTITUTIONAL CLASS    11,543

                      $ 141,216

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Strategic Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Strategic Income Fund (a fund of Fidelity Advisor Series II) at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Strategic Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 1999

DISTRIBUTIONS


The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.







OF SPECIAL NOTE


INTRODUCING FIDELITY'S NEW, REORGANIZED PROSPECTUS

Recently, the SEC issued new disclosure requirements for all mutual fund prospectuses. While Fidelity could have complied by simply following the new requirements, we saw a different opportunity. We saw the chance to create a brand new prospectus: one that is better organized, easier to use and more informative than ever.

The new format of the Fidelity mutual fund prospectus puts the information you need to make informed investment decisions right at your fingertips. In the opening pages, you will find the SEC-mandated summary that highlights the fund's investment objectives, strategies and risks. There's also an easy-to-read performance chart and fee table right up front.

Inside, you will find additional features we've introduced to make the fund prospectus a more useful tool. In our new Shareholder Information section, for example, we have provided practical, beneficial information - from how to buy or sell shares, key contact information, investment services, ways to set up your account and more - all in one convenient location.

We invite you to spend a moment and review our new prospectus. It is designed to help make your investment decision easier, no matter which of the Fidelity funds you invest in.

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity International Investment Advisors, Pembroke, Bermuda
Fidelity International Investment Advisors (U.K.) Limited
London, England
Fidelity Investments Japan Limited,
Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Bart A. Grenier, Vice President
John H. Carlson, Vice President
Margaret L. Eagle, Vice President
Kevin E. Grant, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

SI-ANN-0299  70363
1.54022.101

BOARD OF TRUSTEES

Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN

The Bank of New York
New York, NY

(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)



FIDELITY ADVISOR
STRATEGIC INCOME
FUND - INSTITUTIONAL CLASS

ANNUAL REPORT
DECEMBER 31, 1998

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              7   The managers' review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     11  A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            12  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   37  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  46  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  57  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          58

OF SPECIAL NOTE        59

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)
DEAR SHAREHOLDER:

Resurgent stock market performance in the fourth quarter helped the Dow Jones Industrial Average post a double-digit return for the fourth year in a row - a first in the Dow's 100-plus year history. Three interest-rate cuts made late in the year by the Federal Reserve Board helped spark the equity rally. Meanwhile, while the majority of bonds posted positive performance, most bond returns for 1998 trailed their gains from 1997.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

ADVISOR STRATEGIC INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. Initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31,       PAST 1  YEAR  LIFE OF  FUND
1998

FIDELITY ADV STRATEGIC INCOME    2.49%         55.35%
- INST CL

Fidelity Strategic Inc           5.43%         52.64%
Composite

 JP EMBI Plus                    -14.35%       59.71%

 LB Government Bond              9.85%         47.03%

 ML High Yield Master            3.66%         56.16%

 SB Non-US Dollar World Govt     17.79%        37.57%
Bond

Multi-Sector Income Funds        1.30%         n/a
Average

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the JP Morgan Emerging Markets Bond Index Plus, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master Index and the Salomon Brothers Non-U.S. Dollar World Government Bond Index weighted according to the fund's neutral mix. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 93 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31,     PAST 1  YEAR  LIFE OF  FUND
1998

FIDELITY ADV STRATEGIC INCOME  2.49%         11.15%
- INST CL

Fidelity Strategic Inc         5.43%         10.68%
Composite

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Strategic Inc -CL I      FID Strategic Inc Comp.     ML High Yield Master
             00648                       F0086                       ML002
  1994/10/31      10000.00                    10000.00                    10000.00
  1994/11/30      10050.16                     9921.26                     9914.94
  1994/12/31      10017.44                     9887.56                    10025.22
  1995/01/31      10129.20                     9962.57                    10166.88
  1995/02/28      10368.45                    10125.61                    10484.10
  1995/03/31      10518.89                    10301.07                    10630.00
  1995/04/30      10913.50                    10634.09                    10878.89
  1995/05/31      11324.23                    11037.19                    11218.77
  1995/06/30      11382.14                    11135.32                    11304.46
  1995/07/31      11496.09                    11192.91                    11433.70
  1995/08/31      11515.97                    11198.60                    11503.09
  1995/09/30      11722.27                    11390.44                    11634.70
  1995/10/31      11858.92                    11444.44                    11717.17
  1995/11/30      11991.80                    11595.55                    11831.55
  1995/12/31      12262.15                    11847.24                    12021.46
  1996/01/31      12535.82                    12046.81                    12211.32
  1996/02/29      12434.95                    11927.06                    12229.71
  1996/03/31      12406.66                    11944.14                    12196.49
  1996/04/30      12523.21                    12025.48                    12202.02
  1996/05/31      12607.92                    12090.46                    12290.02
  1996/06/30      12714.41                    12234.53                    12363.84
  1996/07/31      12791.31                    12369.42                    12447.78
  1996/08/31      12938.43                    12504.03                    12576.33
  1996/09/30      13341.77                    12784.11                    12846.16
  1996/10/31      13515.35                    12956.74                    12986.95
  1996/11/30      13779.59                    13230.23                    13249.51
  1996/12/31      13860.66                    13261.40                    13351.46
  1997/01/31      13942.67                    13301.40                    13454.07
  1997/02/28      14076.48                    13391.81                    13642.80
  1997/03/31      13767.86                    13220.01                    13491.28
  1997/04/30      13922.06                    13350.18                    13644.83
  1997/05/31      14282.92                    13643.22                    13916.32
  1997/06/30      14490.10                    13839.71                    14131.74
  1997/07/31      14775.44                    14081.77                    14470.87
  1997/08/31      14766.31                    14060.71                    14438.31
  1997/09/30      15126.16                    14317.94                    14684.83
  1997/10/31      14882.86                    14204.77                    14782.28
  1997/11/30      14998.62                    14326.98                    14914.67
  1997/12/31      15157.95                    14478.93                    15063.79
  1998/01/31      15430.92                    14640.74                    15284.46
  1998/02/28      15560.57                    14746.85                    15351.23
  1998/03/31      15697.07                    14828.66                    15483.52
  1998/04/30      15748.76                    14931.13                    15557.07
  1998/05/31      15676.85                    14938.88                    15657.71
  1998/06/30      15634.85                    14946.72                    15742.96
  1998/07/31      15734.44                    15005.68                    15832.74
  1998/08/31      14520.66                    14278.51                    15149.54
  1998/09/30      14987.25                    14755.55                    15179.76
  1998/10/31      15020.70                    14886.61                    14926.53
  1998/11/30      15557.45                    15245.10                    15610.38
  1998/12/31      15535.33                    15264.49                    15615.57

IMATRL PRASUN   SHR__CHT 19981231 19990129 150553 R00000000000053

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Institutional Class on October 31, 1994, when the fund started. As the chart shows, by December 31, 1998, the value of the investment would have grown to $15,535 - a 55.35% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index - a market value-weighted index of all domestic and yankee high-yield bonds, did over the same period. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,616 - a 56.16% increase. You can also look at how the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe
- did over the same period. This index combines returns from the J.P. Morgan Emerging Markets Bond Index Plus (+59.71%), Lehman Brothers Government Bond Index (+47.03%), Merrill Lynch High Yield Master Index (+56.16%), and Salomon Brothers Non-U.S. Dollar World Government Bond Index (+37.57%), according to the fund's neutral mix *, and assumes monthly rebalancing of the mix. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,264 - a 52.64% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. If you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* 40% HIGH YIELD, 30% U.S. GOVERNMENT AND INVESTMENT GRADE, 15%
EMERGING MARKETS, AND 15% FOREIGN DEVELOPED MARKETS.

TOTAL RETURN COMPONENTS

                                                           JULY 3, 1995 (COMMENCEMENT OF
                  YEARS ENDED DECEMBER 31,                 SALE OF INSTITUTIONAL CLASS
                                                           SHARES) TO DECEMBER 31,

                  1998                      1997   1996    1995

Dividend returns  6.68%                     7.33%  7.70%   4.00%

Capital returns   -4.19%                    2.03%   5.34%  3.47%

Total returns     2.49%                     9.36%  13.04%  7.47%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD
PERIOD ENDED DECEMBER 31, 1998  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share             8.47(cents)   39.14(cents)   74.17(cents)

Annualized dividend rate        9.34%         7.28%          6.76%

30-day annualized yield         7.32%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number based on an average share price of $10.68 over the past one month, $10.67 over the past six months, and $10.97 over the past one year, you can compare the class' income over these three periods. The past month dividends per share include additional distributions required by federal tax regulations. These distributions may not be reflected in future monthly dividends. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis.

FUND TALK: THE MANAGERS' OVERVIEW



MARKET RECAP

Escalating volatility characterized
capital markets during the
12-month period ended December
31, 1998. Below-investment-grade
issues such as high-yield bonds
and emerging-market debt bore
the brunt of this increased volatility,
as did any sector priced relative to
U.S. Treasury yields. Investors
entered the year fairly upbeat
thanks to positive economic data,
favorable corporate earnings
estimates and resilience in
emerging markets. However, as
spring ended, global events
undermined investor confidence.
Prolonged uncertainty
surrounding resolution of Japan's
banking crisis put significant
pressure on the yen. This called
into question the export
competitiveness of surrounding
Asian countries. Russian debt
came under pressure when
investors' attention turned to the
significant reform challenges the
country faced and its slow
progress in addressing them. As
the summer wore on, investors
began turning their backs on
higher-yielding, more volatile debt
instruments in favor of
lower-yielding, higher-quality
issues. The ensuing rapid flight to
quality in August, triggered by
Russia's default and devaluation,
caused the gap between Treasury
yields and the yields on
non-investment-grade debt to
increase dramatically. The key
beneficiaries in this environment
included U.S. Treasuries as well
as G-7 government bonds. As the
year came to a close, investors
were focusing on Brazil's outlook
and its potential for unsettling
global markets.

(photograph of John Carlson)
(photograph of Kevin Grant)
(photograph of Margaret Eagle)
(photograph of Ian Spreadbury)

The following is an interview with John Carlson (top left), Lead Portfolio Manager of Fidelity Advisor Strategic Income Fund, with additional comments from Kevin Grant (top right), who replaced Curt Hollingsworth on December 7, 1998, on U.S. government and investment-grade securities; Margaret Eagle (lower left) on high-yield securities; and Ian Spreadbury (lower right) on foreign developed-market securities. Mr. Carlson also manages the emerging-markets portion of the fund, replacing Brian Hogan as of November 16, 1998.

Q. HOW DID THE FUND PERFORM, JOHN

J.C. For the 12 months ended December 31, 1998, the fund's
Institutional Class shares returned 2.49%. The multi-sector income funds average, as tracked by Lipper Inc., returned 1.30%. The Merrill Lynch High Yield Master Index returned 3.66%.

Q. JOHN, WHAT WERE THE MAJOR THEMES IN THE CREDIT MARKETS IN 1998?

J.C. When I look back on 1998, two words epitomize the year - deflation and deleveraging. Deflation in the form of declining commodity prices destabilized revenue sources for many emerging-market countries, while lack of pricing power inhibited cash flow growth for some corporations. These issues contributed to higher risk premiums for emerging-market and high-yield debt, while developed-country debt yields declined. With risk premiums rising, banks, Wall Street firms and hedge funds curtailed lending, reducing their exposure to volatility and possible credit disappointments. This liquidity retraction left the gap between developed-country debt yields and below-investment-grade yields much wider year-over-year.

Q. JOHN, WHAT DROVE PERFORMANCE IN THE EMERGING-MARKET DEBT
SUB-PORTFOLIO?

J.C. There is no question, Russia was the largest detractor from sub-portfolio performance. The government took the highly unusual action of defaulting on its local currency-denominated debt in August. The action was considered unusual because a government has the option of printing money to meet principal and interest payments. On a positive note, several countries contributed to performance. For example, Turkey, an out-of-index country, was a relatively small investment, but the best contributor to fund performance. Venezuela and Bulgaria, countries represented in the index, also generated positive returns for the fund.

Q. MARGARET, HOW DID THE HIGH-YIELD MARKET FARE IN 1998? WHAT'S YOUR OUTLOOK FOR THE HIGH-YIELD MARKET OVER THE NEXT SEVERAL MONTHS?

M.E. The high-yield sub-portfolio was bolstered by the performance of cable issues, but an overweighted position in telecommunication companies detracted from performance relative to the benchmark in the same period. While resilient in the face of increased global market volatility in the first half, the high-yield market weakened in the summer. With Asian currencies declining dramatically, making their exports cheaper, U.S. export competitiveness was questioned. In spite of this environment, companies continued to look to the high-yield market for financing - surpassing investor demand at times. However, few anticipated the significant August flight to quality and the repercussions on liquidity. The high-yield bond market rebounded somewhat in the fourth quarter, and yields relative to Treasuries narrowed a bit. However, yields still reflect a more severe outlook for credit quality than I believe is warranted. While worldwide deflation is likely to lead to further economic softening, I do not believe it will intensify into a recession.

Q. KEVIN, HOW DID THE U.S. GOVERNMENT SECTOR OF THE PORTFOLIO FARE?

K.G. The fixed-income markets were an interesting place to be in 1998. Financial and economic turmoil abroad, and sustained U.S. growth in the absence of inflation, produced a dramatic decline in domestic interest rates. The fund's Treasury holdings generated strong performance during the year as 10-year yields at one point reached their lowest level in over 30 years. The yield curve steepened as short rates fell more than long rates. Long-term interest rates declined in response to benign inflation, an unchanged monetary policy and Asian instability that pushed the dollar to an eight-year high against the Japanese yen. Treasuries benefited as a safe haven, and federal agency securities were favored over other sectors. However, the Fed unexpectedly eased monetary policy on October 15th, boosting confidence and restoring liquidity. Economic vitality continued to confound expectations, limiting the extent of the central bank's role in reducing short-term interest rates to a series of three 25 basis point reductions. Investor demand for securities offering a yield advantage over Treasuries allowed agencies to outperform Treasuries during the fourth quarter. Against this backdrop, Treasuries made the largest contribution to the fund's performance in 1998, while mortgage-backed debt was the biggest drag on performance.

Q. IAN, HOW DID THE FOREIGN DEVELOPED MARKET HOLDINGS DO OVER THE LAST
12 MONTHS?

I.S. 1998 was a generally positive year for G-7 bond markets as government bond yields fell and the U.S. dollar was generally weaker against the world's major currencies. These developments were driven by fears of global deflation and a general flight to quality. As it became clear the launch of the euro was unlikely to be delayed, we began to treat the German, French and Italian markets as one. One strategy was to position the sub-portfolio in shorter maturities in Italy and in longer maturities in Germany, thus keeping overall interest-rate exposure unchanged, but taking advantage of the relatively higher yields in the three-year sector of the Italian market.

Q. JOHN, AS LEAD PORTFOLIO MANAGER, WHAT'S YOUR OUTLOOK FOR THE FUND?

J.C. In general, I am very cautious about the capital markets in 1999 and I think there is considerable risk in several markets. However, I also recognize current yield levels reflect many of these risks and in some instances overestimate them. We will rely on our global research to take advantage of these high yields and differentiate the winners from the losers. I will continue to look to the high-yield debt and emerging-market sectors to add value to the fund's return.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

JOHN CARLSON ON THE
FUND'S ASSET ALLOCATION:

"Four sectors comprise the fund:
high-yield bonds (40%), U.S.
government securities (30%),
non-U.S. developed market debt
(15%) and emerging-market debt
(15%). Fidelity performs
extensive analysis to determine
the optimal mix for meaningful
diversification and a reasonable
level of return. Each sector plays a
role: high-yield and
emerging-market debt typically
provide the bulk of the added value,
while U.S. government securities
provide liquidity and non-U.S.
developed market securities provide
diversification.

"We are frequently asked `when do
we change the sector weightings?'
The answer is, we don't. The
optimal mix is designed to work
across an entire market cycle. The
events of 1998 demonstrated why
the mix works.

"Deleveraging by banks and other
market participants led to
negative returns for the high-
yield and emerging-debt markets
in 1998. However, these same
forces benefited U.S. and other
developed-country government
bonds through lower inflation and
a weaker U.S. dollar. As a result,
even though high-yield and
emerging-market debt suffered,
the other two sectors picked up
the slack.

"Looking forward, no change is
anticipated in the fund's structure.
We do not believe it is possible to
predict the direction of markets
consistently. Instead, we rely on the
individual managers to add value
over their benchmarks."

(checkmark)FUND FACTS

GOAL: a high level of current
income by investing primarily
in debt securities; the fund
may also seek capital
appreciation

START DATE: October 31,
1994

SIZE: as of December 31,
1998, more than $288 million

MANAGER: John Carlson, lead
and emerging-markets
manager, since 1995 and
November 1998,
respectively; Kevin Grant,
U.S. government investments;
since December 1998;
Margaret Eagle, high-yield
investments, since 1996;
and Ian Spreadbury, foreign
developed-market securities,
since 1998


INVESTMENT CHANGES





TOP FIVE HOLDINGS AS OF
DECEMBER 31, 1998

(BY ISSUER, EXCLUDING CASH     % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
EQUIVALENTS)                                            THESE HOLDINGS 6 MONTHS AGO

U.S. Treasury Obligations       11.3                     14.3

German Federal Republic         7.8                      3.7

Fannie Mae                      7.0                      3.3

Federal Home Loan Bank          3.2                      0.0

Government National Mortgage    3.0                      3.5
Association

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1998

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

MEDIA & LEISURE                 13.2                     12.1

UTILITIES                       11.7                     11.1

TECHNOLOGY                      2.3                      3.0

RETAIL & WHOLESALE              2.2                      2.2

FINANCE                         1.8                      0.9

QUALITY DIVERSIFICATION AS OF
DECEMBER 31, 1998

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6
                                                        MONTHS AGO

Aaa, Aa, A                      43.5                     42.0

Baa                             0.3                      0.3

Ba                              10.6                     7.4

B                               23.5                     26.4

Caa, Ca, C                      5.6                      4.6

Not Rated                       4.5                      6.3


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT DECEMBER 31, 1998 AND JUNE 30, 1998 ACCOUNT FOR 4.5% AND 6.3% RESPECTIVELY, OF THE FUND'S INVESTMENTS.

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF DECEMBER 31, 1998 *

Corporate bonds 33.2%
U.S. government and
agency obligations 29.3%
Foreign government
obligations 24.9%
Stocks 5.9%
Other 0.9%
Short-term
investments 5.8%
*FOREIGN
INVESTMENTS 29.8%

Row: 1, Col: 1, Value: 32.2
Row: 1, Col: 2, Value: 29.3
Row: 1, Col: 3, Value: 24.9
Row: 1, Col: 4, Value: 5.9
Row: 1, Col: 5, Value: 1.9
Row: 1, Col: 6, Value: 5.8

AS OF JUNE 30, 1998 **

Corporate bonds 32.0%
U.S. government and
agency obligations 29.0%
Foreign government
obligations 24.4%
Stocks 7.6%
Other 1.6%
Short-term
investments 5.4%
**FOREIGN
INVESTMENTS 30.0%

Row: 1, Col: 1, Value: 32.0
Row: 1, Col: 2, Value: 29.0
Row: 1, Col: 3, Value: 24.4
Row: 1, Col: 4, Value: 7.6
Row: 1, Col: 5, Value: 1.6
Row: 1, Col: 6, Value: 5.4





INVESTMENTS DECEMBER 31, 1998

Showing Percentage of Total Value of Investment in Securities



CORPORATE BONDS - 33.2%

MOODY'S RATINGS (UNAUDITED) (I)               PRINCIPAL AMOUNT (H)               VALUE  (NOTE 1)

CONVERTIBLE BONDS - 0.0%

UTILITIES - 0.0%

TELEPHONE SERVICES - 0.0%

GST Telecommunications, Inc.      -           $ 10,000                           $ 8,600
0% 12/15/05 (c)(e)

NONCONVERTIBLE BONDS - 33.2%

BASIC INDUSTRIES - 0.9%

CHEMICALS & PLASTICS - 0.1%

Huntsman Corp. 9.5% 7/1/07 (e)    B2           340,000                            339,150

PACKAGING & CONTAINERS - 0.3%

Gaylord Container Corp.:

9.375% 6/15/07                    Caa1         340,000                            289,000

9.75% 6/15/07                     Caa1         200,000                            174,000

9.875% 2/15/08                    Caa2         480,000                            350,400

                                                                                  813,400

PAPER & FOREST PRODUCTS - 0.5%

Container Corp. of America:

gtd.:

9.75% 4/1/03                      B2           210,000                            212,625

11.25% 5/1/04                     B2           50,000                             51,375

10.75% 5/1/02                     B2           70,000                             71,925

Florida Coast Paper Co.           Ca           690,000                            369,150
LLC/Florida Coast Paper
Finance Corp. Series B,
12.75% 6/1/03

Millar Western Forest             B3           215,000                            159,100
Products Ltd. 9.875% 5/15/08

Stone Container Corp. 12.58%      B2           560,000                            593,600
8/1/16 (f)

                                                                                  1,457,775

TOTAL BASIC INDUSTRIES                                                            2,610,325

CONSTRUCTION & REAL ESTATE -
0.1%

REAL ESTATE INVESTMENT TRUSTS
- 0.1%

Ocwen Asset Investment Corp.      -            510,000                            392,700
11.5% 7/1/05 (e)

DURABLES - 0.8%

AUTOS, TIRES, & ACCESSORIES -
0.2%

Blue Bird Body Co. 10.75%         B2           40,000                             41,200
11/15/06

Breed Technologies, Inc.          B3           350,000                            306,250
9.25% 4/15/08 (e)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)               PRINCIPAL AMOUNT (H)               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

DURABLES - CONTINUED

AUTOS, TIRES, & ACCESSORIES -
CONTINUED

Federal-Mogul Corp. 7.875%        Ba2         $ 290,000                          $ 296,699
7/1/10

Morris Material Handling,         B2           49,000                             36,260
Inc. 9.5% 4/1/08

                                                                                  680,409

HOME FURNISHINGS - 0.5%

Sealy Corp., Inc. 10%             -            548,913                            508,842
12/18/08 pay-in-kind (g)

Sealy Mattress Co.:

0% 12/15/07 (c)                   B3           1,140,000                          684,000

9.875% 12/15/07                   B3           170,000                            164,050

                                                                                  1,356,892

TEXTILES & APPAREL - 0.1%

Worldtex, Inc. 9.625% 12/15/07    B1           170,000                            147,900

TOTAL DURABLES                                                                    2,185,201

ENERGY - 1.5%

COAL - 0.3%

P&L Coal Holdings Corp.           B2           700,000                            712,250
9.625% 5/15/08

ENERGY SERVICES - 0.3%

Petroliam Nasional BHD:

yankee 7.625% 10/15/26 (e)        Baa3         250,000                            173,375

7.125% 10/18/06 (Reg. S)          Baa3         1,000,000                          817,400

                                                                                  990,775

OIL & GAS - 0.9%

Chesapeake Energy Corp.           B3           490,000                            367,500
9.625% 5/1/05

Cross Timbers Oil Co.:

8.75% 11/1/09                     B2           310,000                            275,900

9.25% 4/1/07                      B2           30,000                             27,750

Great Lakes Carbon Corp.          B3           245,000                            246,838
10.25% 5/15/08 pay-in-kind

Ocean Energy, Inc.:

8.375% 7/1/08                     B1           200,000                            187,000

8.875% 7/15/07                    B1           35,000                             33,950

10.375% 10/15/05                  B2           20,000                             20,650

Petroleos Mexicanos:

9.25% 3/30/18                     Ba2          500,000                            410,000

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)               PRINCIPAL AMOUNT (H)               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Petroleos Mexicanos: -
continued

9.5% 9/15/27                      BB          $ 150,000                          $ 123,000

10.2613% 7/15/05 (Reg. S) (f)     Ba2          600,000                            558,000

Seven Seas Petroleum, Inc.        Caa1         160,000                            80,000
12.5% 5/15/05

Snyder Oil Corp. 8.75% 6/15/07    B2           160,000                            157,800

Vintage Petroleum, Inc. 9%        B1           60,000                             58,800
12/15/05

                                                                                  2,547,188

TOTAL ENERGY                                                                      4,250,213

FINANCE - 1.7%

BANKS - 0.7%

Banco Nacional de
Desenvolvimento Economico e
Social:

14.724% 6/16/08 (f)               B1           500,000                            400,000

14.724% 6/16/08 (e)(f)            B1           2,000,000                          1,600,000

                                                                                  2,000,000

CREDIT & OTHER FINANCE - 1.0%

ContiFinancial Corp. 8.125%       B1           260,000                            176,800
4/1/08

Digital Television Services       B3           360,000                            387,000
LLC/ DTS Capital, Inc. 12.5%
8/1/07

GS Escrow Corp. 7.125% 8/1/05     Ba1          750,000                            736,230

Ocwen Capital Trust 10.875%       B2           90,000                             72,000
8/1/27

ORBCOMM Global LP/ORBCOMM         B3           260,000                            267,800
Capital Co. 14% 8/15/04

Stone Container Finance Co.       B2           120,000                            125,850
11.5% 8/15/06 (e)

Time Warner Telecom LLC/Time      B2           740,000                            760,350
Warner Telecom, Inc. 9.75%
7/15/08

Transwestern Pub Co.              B2           270,000                            280,800
LP/Township Capital 9.625%
11/15/07

Winstar Equipment II Corp.        -            145,000                            146,450
12.5% 3/15/04

                                                                                  2,953,280

TOTAL FINANCE                                                                     4,953,280

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)               PRINCIPAL AMOUNT (H)               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

HEALTH - 1.2%

DRUGS & PHARMACEUTICALS - 0.3%

Global Health Sciences, Inc.      Caa1        $ 1,080,000                        $ 739,800
11% 5/1/08

MEDICAL EQUIPMENT & SUPPLIES
- 0.4%

ALARIS Medical, Inc. 9.75%        B3           50,000                             49,500
12/1/06

Beckman Instruments, Inc.         Ba1          990,000                            1,004,850
7.45% 3/4/08

                                                                                  1,054,350

MEDICAL FACILITIES MANAGEMENT
- 0.5%

Fountain View, Inc. 11.25%        Caa1         200,000                            174,000
4/15/08

Harborside Healthcare Corp.       B3           680,000                            329,800
0% 8/1/08 (c)

Oxford Health Plans, Inc. 11%     Caa1         800,000                            752,000
5/15/05 (e)

Tenet Healthcare Corp. 8.625%     Ba3          320,000                            334,400
1/15/07

                                                                                  1,590,200

TOTAL HEALTH                                                                      3,384,350

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.5%

ELECTRICAL EQUIPMENT - 0.2%

L-3 Communications Corp.:

8% 8/1/08 (e)                     B2           310,000                            312,325

10.375% 5/1/07                    B2           80,000                             87,800

Motors & Gears, Inc. 10.75%       B3           220,000                            225,500
11/15/06

                                                                                  625,625

POLLUTION CONTROL - 0.3%

Allied Waste North America,       Ba2          820,000                            830,250
Inc. 7.875% 1/1/09 (e)

TOTAL INDUSTRIAL MACHINERY &                                                      1,455,875
EQUIPMENT

MEDIA & LEISURE - 10.6%

BROADCASTING - 8.3%

ACME Television LLC/ACME          B3           140,000                            111,650
Financial Corp. 0% 9/30/04
(c)

Adelphia Communications Corp.:

8.375% 2/1/08                     B2           370,000                            382,950

9.25% 10/1/02                     B2           280,000                            294,000

9.5% 2/15/04 pay-in-kind          B2           1,736,328                          1,775,204

9.875% 3/1/07                     B2           800,000                            884,000

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)               PRINCIPAL AMOUNT (H)               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Ascent Entertainment Group,       B3          $ 380,000                          $ 228,000
Inc. 0% 12/15/04 (c)

Avalon Cable Michigan,            B3           120,000                            122,400
Inc./Avalon Cable New
England/Avalon Cable
Finance, Inc.  9.375%
12/1/08 (e)

Benedek Communications Corp.      B3           410,000                            287,000
0% 5/15/06 (c)

CapStar Broadcasting              B3           315,000                            258,300
Partners, Inc. 0% 2/1/09 (c)

Century Communications Corp.:

8.375% 12/15/07                   Ba3          20,000                             21,600

8.75% 10/1/07                     Ba3          90,000                             99,000

9.5% 3/1/05                       Ba3          60,000                             67,050

Chancellor Media Corp.:

8% 11/1/08 (e)                    Ba2          740,000                            754,800

9% 10/1/08 (e)                    B1           820,000                            863,050

Charter Communications            B3           25,000                             28,000
LP/Charter Communications
Southeast Capital Corp.
11.25% 3/15/06

Citadel Broadcasting Co.:

9.25% 11/15/08 (e)                B3           210,000                            219,450

10.25% 7/1/07                     B3           420,000                            457,800

Classic Cable, Inc. 9.875%        B3           80,000                             83,200
8/1/08 (e)

Comcast UK Cable Partners         B2           220,000                            185,900
Ltd. 0% 11/15/07 (c)

CSC Holdings, Inc.:

7.625% 7/15/18                    Ba2          570,000                            567,948

7.875% 2/15/18                    Ba2          90,000                             91,548

Diamond Cable Communications      B3           280,000                            231,000
PLC yankee 0% 12/15/05 (c)

EchoStar Communications Corp.     B2           200,000                            204,500
0% 6/1/04 (c)

Echostar DBS Corp. 12.5%          Caa1         850,000                            982,813
7/1/02

Echostar Satellite                B3           1,110,000                          1,110,000
Broadcasting Corp. 0%
3/15/04 (c)

Falcon Holding Group
LP/Falcon Funding Corp.:

0% 4/15/10 (c)                    B2           615,000                            413,588

8.375% 4/15/10                    B2           380,000                            383,800

FrontierVision Holdings           Caa1         500,000                            416,250
Capital Corp. 0% 9/15/07
(c)(e)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)               PRINCIPAL AMOUNT (H)               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

FrontierVision Holdings           Caa1        $ 901,000                          $ 741,073
LP/FrontierVision Holdings
Capital Corp. 0% 9/15/07 (c)

Granite Broadcasting Corp.        B3           615,000                            585,788
8.875% 5/15/08

Intermedia Capital Partners       B2           520,000                            585,000
IV LP / Intermedia Partners
IV Capital Corp. 11.25%
8/1/06

International Cabletel, Inc.      B3           810,000                            656,100
0% 2/1/06 (c)

Iridium Operating LLC/Iridium
Capital Corp.:

10.875% 7/15/05                   B3           865,000                            735,250

11.25% 7/15/05                    B3           610,000                            524,600

Jacor Communications Co. 8%       B2           310,000                            325,500
2/15/10

Lenfest Communications, Inc.:

8.25% 2/15/08                     B2           90,000                             92,700

8.375% 11/1/05                    Ba3          90,000                             97,538

LIN Holdings Corp. 0% 3/1/08      B3           1,480,000                          1,039,700
(c)

Metromedia Fiber Network,         B2           250,000                            256,875
Inc. 10% 11/15/08 (e)

NTL, Inc.:

0% 4/1/08 (c)                     B3           890,000                            549,575

10% 2/15/07                       B3           1,000,000                          1,030,000

11.5% 10/1/08 (e)                 B3           1,080,000                          1,161,000

Olympus Communications            B1           90,000                             99,000
LP/Olympus Capital Corp.
10.625% 11/15/06

Orbital Imaging Corp. 11.625%     -            1,010,000                          1,025,150
3/1/05

Pegasus Communications Corp.      B3           20,000                             19,800
9.625% 10/15/05

Renaissance Media Group           B3           700,000                            472,500
LLC/Renaissance Media
Capital Corp. 0% 4/15/08 (c)

Telewest Communications PLC       B1           170,000                            191,250
11.25% 11/1/08 (e)

Telewest PLC:

yankee 9.625% 10/1/06             B1           320,000                            332,800

0% 10/1/07 (c)                    B1           1,240,000                          1,029,200

UIH Australia/Pacific, Inc.       B2           430,000                            208,550
Series B 0% 5/15/06 (c)

United International              B3           760,000                            410,400
Holdings, Inc. 0% 2/15/08 (c)

                                                                                  23,694,150

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)               PRINCIPAL AMOUNT (H)               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - 1.3%

AMC Entertainment, Inc. 9.5%      B2          $ 130,000                          $ 132,600
3/15/09

Cinemark USA, Inc. 8.5% 8/1/08    B2           270,000                            265,275

Harrahs Operating Co., Inc.       Ba2          1,000,000                          1,000,000
7.875% 12/15/05

Hollywood Theaters, Inc.          Caa2         190,000                            133,000
10.625% 8/1/07

Livent, Inc. 9.375% 10/15/04      B1           300,000                            111,000
(b)

Premier Parks, Inc.:

0% 4/1/08 (c)                     B3           1,170,000                          792,675

9.25% 4/1/06                      B3           1,080,000                          1,117,800

                                                                                  3,552,350

LODGING & GAMING - 0.5%

Circus Circus Enterprises,
Inc.:

7.625% 7/15/13                    Ba2          80,000                             70,400

9.25% 12/1/05                     Ba2          160,000                            162,400

Hard Rock Hotel, Inc. 9.25%       B3           90,000                             90,000
4/1/05

KSL Recreation Group, Inc.        B3           320,000                            318,400
10.25% 5/1/07

Signature Resorts, Inc. 9.75%     B3           780,000                            655,200
10/1/07

Sun International Hotels          Ba3          30,000                             30,900
Ltd./Sun International North
America, Inc. yankee 9%
3/15/07

                                                                                  1,327,300

PUBLISHING - 0.2%

Perry Judd, Inc. 10.625%          B3           60,000                             62,700
12/15/07

Sun Media Corp.:

yankee 9.5% 2/15/07               B2           40,000                             43,600

9.5% 5/15/07                      B2           28,000                             30,520

Transwestern Holding LP/TWP       B3           50,000                             32,500
Capital Corp. 0% 11/15/08 (c)

World Color Press, Inc.           B1           480,000                            480,000
8.375% 11/15/08 (e)

                                                                                  649,320

RESTAURANTS - 0.3%

AFC Enterprises, Inc. 10.25%      B3           630,000                            656,775
5/15/07

Nebraska Restaurant, Inc.         B3           140,000                            141,400
10.75% 7/15/08

                                                                                  798,175

TOTAL MEDIA & LEISURE                                                             30,021,295

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)               PRINCIPAL AMOUNT (H)               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

NONDURABLES - 1.1%

FOODS - 0.6%

Aurora Foods, Inc. 8.75%          B1          $ 130,000                          $ 135,200
7/1/08

Del Monte Corp. 12.25% 4/15/07    Caa1         390,000                            434,850

Del Monte Foods Co. 0%            Caa2         870,000                            595,950
12/15/07 (c)

Gorges/Quik-To-Fix Foods,         Caa1         1,000,000                          420,000
Inc. 11.5% 12/1/06

                                                                                  1,586,000

HOUSEHOLD PRODUCTS - 0.5%

AKI Holding Corp. 0% 7/1/09       Caa1         290,000                            113,100
(c)(e)

AKI, Inc. 10.5% 7/1/08 (e)        B2           100,000                            95,000

Revlon Consumer Products Corp.:

8.625% 2/1/08                     B3           890,000                            809,900

9% 11/1/06 (e)                    B2           400,000                            396,000

                                                                                  1,414,000

TOTAL NONDURABLES                                                                 3,000,000

RETAIL & WHOLESALE - 2.1%

GROCERY STORES - 1.5%

Fleming Companies, Inc.           B3           160,000                            149,200
Series B, 10.625% 7/31/07

Jitney-Jungle Stores America,     B3           1,205,000                          1,235,125
Inc. 10.375% 9/15/07

Marsh Supermarkets, Inc.          B2           230,000                            240,350
8.875% 8/1/07

Pathmark Stores, Inc.:

9.625% 5/1/03                     Caa1         30,000                             29,475

11.625% 6/15/02                   Caa2         870,000                            838,463

12.625% 6/15/02                   Caa2         260,000                            250,250

Smiths Food & Drug Centers,       BB+          1,000,000                          1,110,000
Inc. 1994 Pass Through Trust
9.2% 7/2/18

Star Market Co., Inc. 13%         B3           320,000                            356,800
11/1/04

                                                                                  4,209,663

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.6%

Amazon.com, Inc. 0% 5/1/08 (c)    Caa2         1,440,000                          950,400

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)               PRINCIPAL AMOUNT (H)               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - CONTINUED

TM Group Holdings PLC 11%         B3          $ 500,000                          $ 500,000
5/15/08 (e)

U.S. Office Products Co.          B3           680,000                            428,400
9.75% 6/15/08

                                                                                  1,878,800

TOTAL RETAIL & WHOLESALE                                                          6,088,463

SERVICES - 1.0%

LEASING & RENTAL - 0.2%

AP Holdings, Inc. 0% 3/15/08      Caa2         900,000                            486,000
(c)

Apcoa, Inc. 9.25% 3/15/08         Caa1         160,000                            147,200

Hollywood Entertainment Corp.     B3           80,000                             80,800
10.625% 8/15/04

                                                                                  714,000

PRINTING - 0.5%

Sullivan Graphics, Inc.           Caa1         720,000                            727,200
12.75% 8/1/05

Von Hoffman Corp. 13.5%           -            608,638                            626,897
5/15/09 (e)

                                                                                  1,354,097

SERVICES - 0.3%

Iron Mountain, Inc. 8.75%         B3           160,000                            164,800
9/30/09

La Petite Academy, Inc./La        B3           190,000                            188,100
Petite Academy Holding Co.
10% 5/15/08

Medaphis Corp. 9.5% 2/15/05       Caa1         200,000                            154,000

Spin Cycle, Inc. 0% 5/1/05 (c)    -            340,000                            156,400

Young American Corp. 11.625%      B3           420,000                            180,600
2/15/06

                                                                                  843,900

TOTAL SERVICES                                                                    2,911,997

TECHNOLOGY - 1.9%

COMMUNICATIONS EQUIPMENT - 0.2%

Intermedia Communications,
Inc.:

8.5% 1/15/08                      B2           90,000                             85,050

8.6% 6/1/08                       B2           400,000                            380,000

8.875% 11/1/07                    B2           70,000                             67,550

                                                                                  532,600

COMPUTER SERVICES & SOFTWARE
- 0.9%

Concentric Network Corp.          -            690,000                            703,800
12.75% 12/15/07

DecisionOne Corp. 9.75% 8/1/07    B3           590,000                            271,400

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)               PRINCIPAL AMOUNT (H)               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

DecisionOne Holdings Corp. 0%     Caa1        $ 200,000                          $ 40,000
8/1/08 unit (c)

Federal Data Corp. 10.125%        B3           150,000                            147,000
8/1/05

ICG Services, Inc.:

0% 2/15/08 (c)                    -            2,445,000                          1,295,850

0% 5/1/08 (c)                     -            50,000                             25,875

                                                                                  2,483,925

ELECTRONIC INSTRUMENTS - 0.5%

Fisher Scientific                 B3           520,000                            516,100
International, Inc. 9% 2/1/08

High Voltage Engineering          B3           490,000                            460,600
Corp. 10.5% 8/15/04

Telecommunications Techniques     B3           455,000                            445,900
Co. LLC 9.75% 5/15/08

                                                                                  1,422,600

ELECTRONICS - 0.3%

Communications Instruments,       B3           40,000                             38,500
Inc. 10% 9/15/04

Details, Inc. 10% 11/15/05        B3           240,000                            228,000

Samsung Electronics America,      Ba1          250,000                            236,250
Inc. 9.75% 5/1/03 (e)

Stellex Industries, Inc. 9.5%     B3           400,000                            347,000
11/1/07

                                                                                  849,750

TOTAL TECHNOLOGY                                                                  5,288,875

TRANSPORTATION - 0.6%

AIR TRANSPORTATION - 0.4%

Atlas Air, Inc.:

9.25% 4/15/08                     B3           360,000                            356,400

9.375% 11/15/06 (e)               B3           300,000                            300,000

Kitty Hawk, Inc. 9.95%            B1           610,000                            600,850
11/15/04

                                                                                  1,257,250

SHIPPING - 0.2%

Amer Reefer Co. Ltd. 10.25%       B1           150,000                            94,500
3/1/08

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)               PRINCIPAL AMOUNT (H)               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

TRANSPORTATION - CONTINUED

SHIPPING - CONTINUED

Cenargo International PLC         Ba3         $ 280,000                          $ 263,200
9.75% 6/15/08 (e)

International Shipholding         Ba3          140,000                            131,600
Corp. 7.75% 10/15/07

                                                                                  489,300

TOTAL TRANSPORTATION                                                              1,746,550

UTILITIES - 9.2%

CELLULAR - 1.6%

ESAT Holdings Ltd. 0% 2/1/07      Caa1         360,000                            239,400
(c)

McCaw International Ltd. 0%       Caa1         833,000                            449,820
4/15/07 (c)

Millicom International            Caa1         1,460,000                          1,025,650
Cellular SA 0% 6/1/06 (c)

Nextel Communications, Inc.:

0% 8/15/04 (c)                    B2           330,000                            320,925

0% 9/15/07 (c)                    B2           83,000                             53,328

0% 2/15/08 (c)                    B2           690,000                            414,000

12% 11/1/08 (e)                   B2           460,000                            502,550

Orange PLC 8% 8/1/08              Ba3          470,000                            470,000

Rogers Communications, Inc.       B2           345,000                            355,350
8.875% 7/15/07

Telesystem International          Caa1         280,000                            119,000
Wireless, Inc. 0% 6/30/07 (c)

Teligent, Inc.:

0% 3/1/08 (c)                     Caa1         350,000                            173,250

11.5% 12/1/07                     Caa1         605,000                            565,675

                                                                                  4,688,948

ELECTRIC UTILITY - 0.7%

Niagara Mohawk Power Corp.:

0% 7/1/10 (c)                     Ba2          1,180,000                          896,800

7.625% 10/1/05                    Ba2          570,000                            590,691

7.75% 10/1/08                     Ba2          410,000                            438,700

                                                                                  1,926,191

TELEPHONE SERVICES - 6.9%

Allegiance Telecom, Inc.:

0% 2/15/08 (c)                    -            60,000                             27,600

12.875% 5/15/08                   -            460,000                            446,200

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)               PRINCIPAL AMOUNT (H)               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Covad Communications Group,       -           $ 610,000                          $ 335,500
Inc. 0% 3/15/08 (c)

Dobson Wireline Co. 12.25%        -            490,000                            438,550
6/15/08

DTI Holdings, Inc. 0% 3/1/08      -            1,050,000                          257,250
(c)

e.spire Communications, Inc.:

0% 11/1/05 (c)                    -            190,000                            121,600

0% 4/1/06 (c)                     -            360,000                            252,000

13.75% 7/15/07                    -            360,000                            340,200

ESAT Telecom Group PLC 0%         Caa1         180,000                            118,800
2/1/07 (c)

Facilicom International, Inc.     -            190,000                            152,000
10.5% 1/15/08

Firstworld Communications,        -            660,000                            198,000
Inc. 0% 4/15/08 (c)

Flag Ltd. 8.25% 1/30/08           Ba3          110,000                            107,250

Global Crossing Holdings Ltd.     B1           1,120,000                          1,178,800
9.625% 5/15/08

GST Network Funding, Inc. 0%      -            1,080,000                          491,400
5/1/08 (c)(e)

GST Equipment Funding, Inc.       -            400,000                            415,000
13.25% 5/1/07

GST Telecommunications, Inc.      -            480,000                            436,800
12.75% 11/15/07

GST USA, Inc. 0% 12/15/05 (c)     -            630,000                            441,000

Hermes Europe Railtel BV          B3           540,000                            576,450
11.5% 8/15/07

IXC Communications, Inc. 9%       B3           720,000                            712,800
4/15/08

KMC Telecom Holdings, Inc. 0%     -            860,000                            404,200
2/15/08 (c)

Level 3 Communications, Inc.      B3           1,450,000                          1,437,313
9.125% 5/1/08

McLeodUSA, Inc.:

8.375% 3/15/08                    B2           130,000                            129,838

9.25% 7/15/07                     B2           310,000                            319,300

9.5% 11/1/08 (e)                  B2           450,000                            477,000

MetroNet Communications Corp.:

0% 11/1/07 (c)                    B3           380,000                            250,800

0% 6/15/08 (c)                    B3           1,300,000                          796,250

10.625% 11/1/08 (e)               B3           460,000                            487,600

MGC Communications, Inc. 13%      Caa2         170,000                            112,200
10/1/04

Netia Holdings BV 10.25%          B3           290,000                            247,950
11/1/07

NEXTLINK Communications LLC       B3           1,210,000                          1,285,625
12.5% 4/15/06

Pathnet, Inc. 12.25% 4/15/08      -            480,000                            336,000

Qwest Communications
International, Inc.:

0% 10/15/07 (c)                   Ba1          850,000                            658,750

7.5% 11/1/08 (e)                  Ba1          400,000                            416,000

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)               PRINCIPAL AMOUNT (H)               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Qwest Communications
International, Inc.: -
continued

10.875% 4/1/07                    Ba1         $ 185,000                          $ 213,213

Rhythms Netconnections, Inc.      -            320,000                            156,800
0% 5/15/08 (c)

RSL Communications Ltd./RSL       B2           355,000                            374,525
Communications PLC 12.25%
11/15/06

RSL Communications PLC 9.125%     B2           1,000,000                          900,000
3/1/08

Telegroup, Inc. 0% 11/1/04 (c)    -            180,000                            90,000

Versatel Telecom BV 13.25%        -            340,000                            336,600
5/15/08

Viatel, Inc.:

0% 4/15/08 (c)                    Caa1         345,000                            193,200

11.25% 4/15/08                    Caa1         960,000                            960,000

WinStar Communications, Inc.:

0% 10/15/05 (c)                   Caa1         80,000                             56,800

14.5% 10/15/05                    Caa1         60,000                             66,000

0% 3/15/08 (c)                    CCC          1,175,000                          834,250

10% 3/15/08                       CCC          600,000                            480,000

Winstar Equipment Corp. 12.5%     B3           490,000                            494,900
3/15/04

                                                                                  19,562,314

TOTAL UTILITIES                                                                   26,177,453

TOTAL NONCONVERTIBLE BONDS                                                        94,466,577

TOTAL CORPORATE BONDS                                                             94,475,177
(Cost $99,236,946)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 23.7%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 12.4%

Fannie Mae:

6.48% 6/28/04                     Aaa          4,300,000                          4,548,583

6.5% 7/16/07                      Aaa          6,930,000                          7,435,682

6.74% 5/13/04                     Aaa          780,000                            833,602

Federal Farm Credit Bank          Aaa          1,000,000                          1,085,000
6.66% 12/26/06

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)               PRINCIPAL AMOUNT (H)               VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Federal Home Loan Bank:

4.96% 10/7/05                     Aaa         $ 7,500,000                        $ 7,360,575

6.75% 4/5/04                      Aaa          870,000                            928,725

7.7% 9/20/04                      Aaa          800,000                            895,248

Government Loan Trusts            Aaa          192,902                            215,678
(assets of Trust guaranteed
by U.S. Government through
Agency for International
Development) 8.5% 4/1/06

Government Trust Certificates
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency):

Class 1-C, 9.25% 11/15/01         Aaa          3,813,140                          4,059,660

Class 2-E 9.4% 5/15/02            Aaa          137,901                            145,761

Class T-3, 9.625% 5/15/02         Aaa          56,624                             59,840

Guaranteed Export Trust           Aaa          1,320,000                          1,356,650
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1995-A, 6.28% 6/15/04

Guaranteed Trade Trust            Aaa          916,667                            933,442
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1997-A, 6.104% 7/15/03

Private Export Funding Corp.:

secured 6.86% 4/30/04             Aaa          627,000                            652,986

5.82% 6/15/03 (e)                 Aaa          4,600,000                          4,694,847

U.S. Department of Housing        Aaa          210,000                            235,158
and Urban Development
government guaranteed
participation certificates
Series 1995 A, 8.27% 8/1/03

                                                                                  35,441,437

U.S. TREASURY OBLIGATIONS -
11.3%

U.S. Treasury Bond:

8.875% 8/15/17                    Aaa          6,315,000                          8,895,246

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)               PRINCIPAL AMOUNT (H)               VALUE (NOTE 1)

U.S. TREASURY OBLIGATIONS -
CONTINUED

U.S. Treasury Bond: - continued

9% 11/15/18                       Aaa         $ 10,090,000                       $ 14,498,007

U.S. Treasury Notes 5.875%        Aaa          8,600,000                          8,669,029
8/31/99

                                                                                  32,062,282

TOTAL U.S. GOVERNMENT AND                                                         67,503,719
GOVERNMENT AGENCY OBLIGATIONS
(Cost $66,287,339)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 5.6%



FANNIE MAE - 2.5%

5.5% 5/1/11                       Aaa          445,226                            440,123

5.5% 1/1/14 (k)                   Aaa          300,000                            296,156

6% 11/1/10 to 1/1/26              Aaa          1,783,216                          1,784,697

6.5% 5/1/08 to 2/1/26             Aaa          1,992,275                          2,007,695

7% 1/1/29 (k)                     Aaa          850,000                            867,266

7.5% 1/1/28 to 5/1/28             Aaa          841,780                            864,660

8% 7/1/26 to 12/1/27              Aaa          823,972                            854,349

                                                                                  7,114,946

FREDDIE MAC - 0.1%

6% 12/1/07                        Aaa          72,474                             72,735

8.5% 3/1/20                       Aaa          262,165                            276,190

                                                                                  348,925

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 3.0%

6% 1/15/09 to 5/15/09             Aaa          956,212                            967,859

6.5% 4/15/26 to 5/15/26           Aaa          895,985                            905,222

7% 9/15/25 to 10/15/28            Aaa          1,695,450                          1,734,671

7.5% 2/15/22 to 8/15/28           Aaa          3,202,100                          3,303,380

8% 9/15/26 to 12/15/26            Aaa          708,034                            735,910

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)               PRINCIPAL AMOUNT (H)               VALUE (NOTE 1)

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - CONTINUED

11% 2/15/16 to 10/15/18           Aaa         $ 581,637                          $ 646,978

11.5% 3/15/10                     Aaa          59,393                             65,842

                                                                                  8,359,862

TOTAL U.S. GOVERNMENT AGENCY                                                      15,823,733
- MORTGAGE SECURITIES
(Cost $15,455,730)

ASSET-BACKED SECURITIES - 0.2%



Airplanes Pass Through Trust      Ba2          440,000                            462,000
10.875% 3/15/19 (Cost
$481,163)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (J) - 24.9%



Argentinian Republic:

BOCON 3.29% 9/1/02 (f)            Ba3    ARS   710,249                            558,776

Bote 2.2184% 4/1/00 (f)           Ba3          2,145                              424

Brady 6.1875% 3/31/05 (f)         Ba3          1,880,000                          1,578,025

Brady par euro 5.75% 3/31/23      Ba3          1,720,000                          1,238,400
(d)

global bond:

8.726% 4/10/05 (f)                Ba3          310,000                            279,000

11.375% 1/30/17                   Ba3          1,450,000                          1,448,188

11.375% 1/30/17                   Ba3          220,000                            219,725

8.75% 7/10/02 (Reg. S)            Ba3    ARS   890,000                            726,029

11.75% 2/12/07                    Ba3    ARS   1,530,000                          1,295,017

11.75% 2/12/07 (e)                Ba3    ARS   250,000                            211,604

Austrian Republic 5% 1/22/01      Aaa    JPY   400,000,000                        3,849,890

Bank for Foreign Economic
Affairs of Russia
(Vnesheconombank) interest
notes:

5.9688% 12/15/15 (f)              B1           2,890,000                          314,288

5.9688% 12/15/15 (e)(f)           Ca           236                                26

Brazilian Federative Republic
Brady:

5.5% 4/15/24 (d)                  B2           325,000                            190,531

capitalization bond 8% 4/15/14    B2           4,080,453                          2,432,970

IDU euro 6.75% 1/1/01 (f)         B2           418,200                            379,517

new money bond L 6.1875%          B2           2,250,000                          1,229,063
4/15/09 (Bearer) (f)

global bond 10.125% 5/15/27       B2           577,000                            384,426

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (J) - CONTINUED

MOODY'S RATINGS (UNAUDITED)                   PRINCIPAL AMOUNT                   VALUE (NOTE 1)

Bulgarian Republic Brady:

discount A 6.6875% 7/28/24 (f)    B2          $ 1,835,000                        $ 1,298,263

FLIRB A 2.5% 7/28/12 (f)          B2           1,175,000                          669,750

Canadian Government:

7% 12/1/06                        Aa1    CAD   8,200,000                          6,090,449

10% 5/1/02                        Aa1    CAD   500,000                            377,785

City of Buenos Aires:

euro 10.5% 5/28/04                B1     ARS   820,000                            631,991

11.25% 4/11/07 (e)                B1           250,000                            245,000

German Federal Republic:

4.75% 7/4/28                      Aaa    DEM   5,200,000                          3,105,224

7.375% 1/3/05                     Aaa    DEM   15,400,000                         11,091,923

9% 10/20/00                       Aaa    DEM   11,900,000                         7,861,843

Greek Government Treasury         A2     GRD   140,500,000                        557,639
Bill 8.6% 3/26/08

Hungarian Government:

13% 7/24/03                       A1     HUF   41,700,000                         194,944

15% 7/24/01                       A1     HUF   39,300,000                         186,545

Ivory Coast Brady:

FLIRB 2% 3/30/18 (e)(f)           -            403,000                            96,720

past due interest 2% 3/30/18      -            616,200                            169,455
(e)(f)

Korean Republic global bond       Ba1          480,000                            492,600
8.875% 4/15/08

Moscow City 9.5% 5/31/00          B3           1,900,000                          703,000
(Reg.)

Panamanian Republic Brady:

interest reduction bond euro      Ba1          450,000                            330,750
4% 7/17/14 (f)

par 3.5% 7/17/26 (d)              Ba1          550,000                            338,250

past due interest euro            Ba1          606,429                            448,757
6.6875% 7/17/16 (f)

Peruvian Republic Brady FLIRB:

3.25% 3/7/17 (f)                  Ba3          1,165,000                          661,138

3.25% 3/7/17 (e)(f)               Ba3          200,000                            113,500

Russian Federation euro           B3           1,570,000                          478,850
12.75% 6/24/28 (Reg. S)

United Kingdom, Great Britain
& Northern Ireland:

8.75% 8/25/17                     Aaa    GBP   1,200,000                          3,057,120

9.75% 8/27/02                     Aaa    GBP   2,000,000                          3,866,424

United Mexican States:

Brady par A 6.25% 12/31/19        Ba2          2,600,000                          2,021,500
unit

Brady par B 6.25% 12/31/19        Ba2          1,450,000                          1,127,375
unit

Cetes:

0% 3/4/99                         -      MXN   4,700,000                          449,335

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (J) - CONTINUED

MOODY'S RATINGS (UNAUDITED)                   PRINCIPAL AMOUNT                   VALUE (NOTE 1)

United Mexican States: -
continued

Cetes:

0% 3/11/99                        -      MXN   2,190,000                         $ 209,205

global bond 11.5% 5/15/26         Ba2          3,430,000                          3,678,675

Venezuelan Republic:

Brady debt conversion bond        B2           3,428,562                          2,177,137
euro 5.9375% 12/18/07 (f)

global bond:

13.625% 8/15/18                   B2           750,000                            577,500

13.625% 8/15/18                   B2           700,000                            539,000

9.25% 9/15/27                     B2           1,172,000                          714,187

TOTAL FOREIGN GOVERNMENT AND                                                      70,897,733
GOVERNMENT AGENCY OBLIGATIONS
(Cost $70,717,462)


COMMON STOCKS - 0.1%

                                 SHARES

BASIC INDUSTRIES - 0.0%

CHEMICALS & PLASTICS - 0.0%

Foamex-JPS Automotive             260                   5,460
LP/Foamex JPS Capital Corp.
warrants 7/1/99 (a)

MEDIA & LEISURE - 0.0%

BROADCASTING - 0.0%

CS Wireless Systems, Inc.         10                    0
(a)(e)

Loral Orion Network Systems,
Inc.:

warrants 1/15/07 (CV ratio        230                   1,840
 .47) (a)

warrants 1/15/07 (CV ratio        480                   5,040
 .6) (a)

NTL, Inc. warrants 12/31/08       1,586                 23,790
(a)

Orbital Imaging Corp.             1,010                 10,100
warrants 3/1/05 (a)(e)

UIH Australia/Pacific, Inc.       570                   1,710
warrants 5/15/06 (a)

                                                        42,480

LEISURE DURABLES & TOYS - 0.0%

IHF Capital, Inc. Series I        270                   0
warrants 11/14/99 (a)(e)

TOTAL MEDIA & LEISURE                                   42,480

SERVICES - 0.0%

Spin Cycle, Inc. warrants         340                   3
5/1/05 (a)(e)

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

TECHNOLOGY - 0.0%

COMPUTER SERVICES & SOFTWARE
- 0.0%

Concentric Network Corp.          540                  $ 78,300
warrants 12/15/07 (a)(e)

UTILITIES - 0.1%

CELLULAR - 0.0%

McCaw International Ltd.          1,753                 8,765
warrants 4/15/07 (a)(e)

Microcell Telecommunications,     2,520                 32,130
Inc. warrants 6/1/06 (a)(e)

Nextel Communications, Inc.       1,997                 47,179
Class A (a)

PageMart Nationwide, Inc.         2,100                 11,813
(non-vtg.) (a)

Powertel, Inc. warrants           3,328                 9,984
2/1/06 (a)

                                                        109,871

TELEPHONE SERVICES - 0.1%

Covad Communications Group,       610                   30,500
Inc. warrants 3/15/08 (a)(e)

DTI Holdings, Inc. warrants       5,250                 263
3/1/08 (a)(e)

FirstCom Corp.:

warrants 10/27/07 (Reg. S) (a)    1,750                 875

warrants 10/27/07 (a)(e)          8,050                 4,025

Firstworld Communications,        660                   6,600
Inc. warrants 4/15/08 (a)(e)

KMC Telecom Holdings, Inc.        890                   2,225
warrants 4/15/08 (a)(e)

MGC Communications, Inc.          170                   5,243
warrants 10/1/04 (a)(e)

Pathnet, Inc. warrants            480                   4,800
4/15/08 (a)(e)

Rhythms Netconnections, Inc.      1,280                 9,600
warrants 5/15/08 (a)(e)

RSL Communications Ltd./RSL       630                   66,150
Communications PLC warrants
11/15/06 (a)(e)

Source Media, Inc. warrants       1,676                 16,341
11/1/07 (a)(e)

Versatel Telecom BV warrants      340                   3,400
5/15/08 (a)(e)

                                                        150,022

TOTAL UTILITIES                                         259,893

TOTAL COMMON STOCKS                                     386,136
(Cost $257,478)

PREFERRED STOCKS - 5.8%



CONVERTIBLE PREFERRED STOCKS
- 0.3%

MEDIA & LEISURE - 0.1%

LODGING & GAMING - 0.1%

Host Marriott Financial Trust     8,400                 342,825
$3.375 QUIPS

PREFERRED STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

CONVERTIBLE PREFERRED STOCKS
- CONTINUED

UTILITIES - 0.2%

TELEPHONE SERVICES - 0.2%

IXC Communications, Inc.          10,000               $ 331,250
$3.375 (e)

NEXTLINK Communications, Inc.     3,000                 118,125
$3.25 (a)(e)

                                                        449,375

TOTAL CONVERTIBLE PREFERRED                             792,200
STOCKS

NONCONVERTIBLE PREFERRED
STOCKS - 5.5%

CONSTRUCTION & REAL ESTATE -
0.1%

REAL ESTATE INVESTMENT TRUSTS
- 0.1%

California Federal Preferred      15,847                398,156
Capital Corp. $2.28

FINANCE - 0.1%

INSURANCE - 0.1%

American Annuity Group            240                   235,200
Capital Trust II 8.75%

HEALTH - 0.1%

MEDICAL FACILITIES MANAGEMENT
- 0.1%

Fresenius Medical Care            251                   262,923
Capital Trust 9%

MEDIA & LEISURE - 2.5%

BROADCASTING - 2.2%

Adelphia Communications Corp.     5,345                 622,693
$13.00

Benedek Communications Corp.      996                   806,760
11.5% pay-in-kind (a)

Citadel Broadcasting Co.          4,830                 550,620
Series B, 13.25% pay-in-kind

CSC Holdings, Inc.:

11.125% pay-in-kind               16,125                1,797,938

Series H, 11.75% pay-in-kind      4,355                 496,470
(a)

Echostar Communications Corp.     408                   471,750
12.125% pay-in-kind

Granite Broadcasting Corp.        692                   622,800
12.75% pay-in-kind

NTL, Inc. 13% pay-in-kind (a)     746                   790,760

                                                        6,159,791

PUBLISHING - 0.3%

PRIMEDIA, Inc.:

$9.20                             1,600                 155,200

PREFERRED STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

MEDIA & LEISURE - CONTINUED

PUBLISHING - CONTINUED

PRIMEDIA, Inc.: - continued

8.625%                            914                  $ 89,115

Series D, $10.00                  5,733                 591,932

                                                        836,247

TOTAL MEDIA & LEISURE                                   6,996,038

RETAIL & WHOLESALE - 0.1%

GROCERY STORES - 0.1%

Nebco Evans Holding Co.           83                    4,150
11.25% pay-in-kind (a)

Supermarkets General Holdings     12,725                267,225
Corp. $3.52 pay-in-kind (a)

                                                        271,375

TECHNOLOGY - 0.4%

COMMUNICATIONS EQUIPMENT - 0.4%

Intermedia Communications,        1,053                 1,060,898
Inc. 13.5% pay-in-kind (a)

COMPUTER SERVICES & SOFTWARE
- 0.0%

Concentric Network Corp.          198                   169,290
13.5% pay-in-kind (a)

TOTAL TECHNOLOGY                                        1,230,188

UTILITIES - 2.2%

CELLULAR - 0.7%

Nextel Communications, Inc.:

11.125% pay-in-kind (a)           1,140                 1,026,000

Series D, 13% pay-in-kind         1,114                 1,102,860

                                                        2,128,860

TELEPHONE SERVICES - 1.5%

e.spire Communications, Inc.:

$127.50 pay-in-kind               649                   318,010

14.75% pay-in-kind                226                   158,200

Hyperion Telecommunication,       419                   333,105
Inc. 12.875% pay-in-kind

PREFERRED STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

ICG Holdings, Inc.:

14% pay-in-kind (a)               554                  $ 540,150

14.25% pay-in-kind                746                   753,460

IXC Communications, Inc.          1,029                 1,039,290
12.5% pay-in-kind

NEXTLINK Communications, Inc.     10,276                534,352
14% pay-in-kind

Source Media, Inc. 13.50%         3,426                 40,256
pay-in-kind (a)

Viatel, Inc. 10% pay-in-kind      612                   67,320
(a)(e)

WinStar Communications, Inc.      474                   379,200
14.25%

                                                        4,163,343

TOTAL UTILITIES                                         6,292,203

TOTAL NONCONVERTIBLE                                    15,686,083
PREFERRED STOCKS

TOTAL PREFERRED STOCKS                                  16,478,283
(Cost $18,563,923)


PURCHASED BANK DEBT - 0.0%

MOODY'S RATINGS (UNAUDITED) (I)           PRINCIPAL AMOUNT (H)

Bank for Foreign Economic         B1      $ 490,000                          30,625
Affairs of Russia
(Vnesheconombank) loan under
1997 restructuring Agreement
5.9688%  12/15/20 (f) (Cost
$213,864)

SOVEREIGN LOAN PARTICIPATIONS
- 0.7%



Algerian Republic loan            -        450,000                           373,500
participation - The Chase
Manhattan Bank 7.3125%
3/4/00 (f)

Bank for Foreign Economic
Affairs of Russia
(Vnesheconombank):

loan participation
restructured under 1997
Agreement:

- BankBoston Corp. 6.7188%        -        4,330,000                         270,625
12/15/20 (b)(f)

- Deutsche Bank 6.7188%           -        3,090,000                         193,125
12/15/20 (b)(f)

SOVEREIGN LOAN PARTICIPATIONS
- CONTINUED

MOODY'S RATINGS (UNAUDITED) (I)           PRINCIPAL AMOUNT (H)              VALUE (NOTE 1)

Bank for Foreign Economic
Affairs of Russia
(Vnesheconombank): - continued

loan participation
restructured under 1997
Agreement:

- ING Bank NV 5.9688%             -       $ 250,000                         $ 15,625
12/15/20 (b)(f)

- Merrill Lynch, Pierce,          -        630,000                           39,375
Fenner & Smith, Inc. 6.7188%
12/15/20 (b)(f)

- Morgan (J.P.) Securities,       -        1,480,000                         92,500
Inc. 5.9688% 12/15/20 (b)(f)

- Paribus Capital Markets         -        400,000                           25,000
6.7188% 12/15/20 (b)(f)

- The Chase Manhattan Bank        -        1,710,000                         106,875
5.9688% 12/15/20 (b)(f)

Moroccan Kingdom loan
participation:

Series A - ING Bank NV            -        250,000                           198,750
6.0625% 1/1/09 (f)

Series A - Morgan Guaranty        -        425,000                           337,875
Trust Co. 6.0625% 1/1/09 (f)

Series A - The Chase              -        200,000                           159,000
Manhattan Bank 6.0625%
1/1/09 (f)

TOTAL SOVEREIGN LOAN                                                         1,812,250
PARTICIPATIONS
(Cost $3,050,022)


CASH EQUIVALENTS - 5.8%

                            MATURITY AMOUNT

Investments in repurchase   $ 16,552,676          16,544,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.72%,
dated 12/31/98 due 1/4/99


PURCHASED OPTIONS - 0.0%

EXPIRATION DATE/ STRIKE YIELD                    UNDERLYING FACE AMOUNT AT VALUE                 VALUE (NOTE 1)

PURCHASED OPTIONS - 0.0%

The Chase Manhattan Bank Call   May 99/ 16%      $ 661,704                                       $ 18,040
Option on  ZAR 4,600,000
notional amount of South
African Republic 12% 2/28/05
(Cost $25,025)

TOTAL INVESTMENT IN                                                                              $ 284,431,696
SECURITIES - 100%
(Cost $290,832,952)


SECURITY TYPE ABBREVIATIONS

FLIRB                        -   Front Loaded Interest
                                 Reduction Bonds

QUIPS                        -   Quarterly Income  Preferred
                                 Securities

CURRENCY ABBREVIATIONS

ARS                          -   Argentine peso

CAD                          -   Canadian dollar

DEM                          -   German deutsche mark

GBP                          -   British pound

GRD                          -   Greek drachma

HUF                          -   Hungarian forint

JPY                          -   Japanese yen

MXN                          -   Mexican peso

ZAR                          -   South African rand

LEGEND
(a) Non-income producing

(b) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $20,620,064 or 7.2% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).

Additional information on each holding is as follows:

SECURITY                 ACQUISTION DATE    ACQUISITION COST

Sealy Corp., Inc.   10%  2/23/98 - 9/30/98  $ 506,047
12/18/08  pay-in-kind

(h) Principal amount is stated in United States dollars unless otherwise noted.

(i) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(j) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(k) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        43.5%  AAA, AA, A    37.9%

Baa               0.3%   BBB           1.3%

Ba                10.2%  BB            12.2%

B                 23.5%  B             21.8%

Caa               5.0%   CCC           3.9%

Ca, C             0.1%   CC, C         0.0%

                         D             0.1%

For some foreign government obligations, FMR has assigned the ratings for the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 4.5%. FMR has determined that unrated debt securities that are lower quality account for 4.5% of the total value of investment in securities.
Distribution of investments by country of issue, as a percentage of total value of investments in securities, is as follows:

United States of America     70.2%

Germany                       7.8

United Kingdom                3.4

Canada                        3.2

Mexico                        3.1

Argentina                     2.9

Brazil                        2.3

Venezuela                     1.4

Austria                       1.3

(Others individually less     4.4
than 1%)

TOTAL                       100.0%

INCOME TAX INFORMATION

At December 31, 1998, the aggregate cost of investment securities for income tax purposes was $293,332,422. Net unrealized depreciation aggregated $8,900,726, of which $6,283,015 related to appreciated investment securities and $15,183,741 related to depreciated investment securities.

The fund hereby designates approximately $1,555,000 as a capital gain dividend for the purpose of the dividend paid deduction.

The fund intends to elect to defer to its fiscal year ending December 31, 1999 approximately $5,876,000 of losses recognized during the period November1, 1998 to December 31, 1998.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                       DECEMBER 31, 1998

ASSETS

Investment in securities, at               $ 284,431,696
value (including repurchase
agreements of $16,544,000)
(cost $290,832,952) - See
accompanying schedule

Cash                                        169,012

Receivable for investments                  1,139,625
sold

Receivable for fund shares                  1,251,124
sold

Dividends receivable                        53,364

Interest receivable                         4,972,232

Other receivables                           11,638

 TOTAL ASSETS                               292,028,691

LIABILITIES

Payable for investments        $ 631,917
purchased Regular delivery

 Delayed delivery               1,167,066

Payable for fund shares         1,220,319
redeemed

Distributions payable           616,714

Accrued management fee          138,733

Distribution fees payable       103,281

Other payables and accrued      141,260
expenses

 TOTAL LIABILITIES                          4,019,290

NET ASSETS                                 $ 288,009,401

Net Assets consist of:

Paid in capital                            $ 301,726,402

Undistributed net investment                794,238
income

Accumulated undistributed net               (8,105,793)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                 (6,405,446)
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                 $ 288,009,401

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                        DECEMBER 31, 1998

CALCULATION OF MAXIMUM             $10.56
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($9,596,485 (divided by)
909,175 shares)

Maximum offering price per         $11.09
share (100/95.25 of $10.56)

CLASS T: NET ASSET VALUE and       $10.55
redemption price per share
($189,754,890 (divided by)
17,986,106 shares)

Maximum offering price per         $10.93
share (100/96.50 of $10.55)

CLASS B: NET ASSET VALUE and       $10.57
offering price per share
($72,773,443 (divided by)
6,886,758 shares) A

CLASS C: NET ASSET VALUE and       $10.55
offering price per share
($11,248,296 (divided by)
1,066,326 shares) A

INSTITUTIONAL CLASS: NET           $10.61
ASSET VALUE, offering price
and redemption price   per
share ($4,636,287 (divided
by) 437,032 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                              YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME                              $ 1,902,074
Dividends

Interest                                        19,178,188

 TOTAL INCOME                                   21,080,262

EXPENSES

Management fee                   $ 1,461,994

Transfer agent fees               521,372

Distribution fees                 1,099,164

Accounting fees and expenses      101,938

Non-interested trustees'          881
compensation

Custodian fees and expenses       48,259

Registration fees                 141,216

Audit                             39,746

Legal                             9,490

Interest                          2,505

Miscellaneous                     29,594

 Total expenses before            3,456,159
reductions

 Expense reductions               (10,476)      3,445,683

NET INVESTMENT INCOME                           17,634,579

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (7,314,693)

 Foreign currency transactions    23,780        (7,290,913)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (8,265,240)

 Assets and liabilities in        27,495        (8,237,745)
foreign currencies

NET GAIN (LOSS)                                 (15,528,658)

NET INCREASE (DECREASE) IN                     $ 2,105,921
NET ASSETS RESULTING  FROM
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
                               YEAR ENDED DECEMBER 31, 1998  YEAR ENDED DECEMBER 31, 1997

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 17,634,579                  $ 11,535,543
income

 Net realized gain (loss)       (7,290,913)                   5,548,328

 Change in net unrealized       (8,237,745)                   (2,667,312)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     2,105,921                     14,416,559
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (16,346,500)                  (11,341,743)
From net investment income

 From net realized gain         -                             (5,678,734)

 In excess of net realized      (1,629,425)                   -
gain

 TOTAL DISTRIBUTIONS            (17,975,925)                  (17,020,477)

Share transactions - net        119,784,884                   43,274,917
increase (decrease)

  TOTAL INCREASE (DECREASE)     103,914,880                   40,670,999
IN NET ASSETS

NET ASSETS

 Beginning of period            184,094,521                   143,423,522

 End of period (including      $ 288,009,401                 $ 184,094,521
undistributed net investment
income of $794,238 and
$570,865, respectively)



FINANCIAL HIGHLIGHTS - CLASS A
                                 YEARS ENDED DECEMBER 31,

                                 1998                      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.090                  $ 11.250  $ 11.010
period

Income from Investment
Operations

 Net investment income D          .771                      .802      .267

 Net realized and unrealized      (.512)                    .198      .493
gain (loss)

 Total from investment            .259                      1.000     .760
operations

Less Distributions

 From net investment income       (.729)                    (.790)    (.280)

 From net realized gain           -                         (.370)    (.240)

 In excess of net realized        (.060)                    -         -
gain

 Total distributions              (.789)                    (1.160)   (.520)

Net asset value, end of period   $ 10.560                  $ 11.090  $ 11.250

TOTAL RETURN B, C                 2.38%                     9.24%     6.95%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 9,596                   $ 3,379   $ 587
(000 omitted)

Ratio of expenses to average      1.23%                     1.25% F   1.25% A, F
net assets

Ratio of expenses to average      1.22% G                   1.24% G   1.25% A
net assets after  expense
reductions

Ratio of net investment           7.22%                     7.16%     7.32% A
income to average net assets

Portfolio turnover rate           150%                      140%      119%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - CLASS T
                                 YEARS ENDED DECEMBER 31,

                                 1998                      1997       1996      1995      1994 E

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 11.090                  $ 11.250   $ 11.000  $ 9.920   $ 10.000
of period

Income from Investment
Operations

 Net investment income            .781 D                    .814 D     .813 D    .885      .064 D

 Net realized and unrealized      (.535)                    .194       .542      1.231     (.046)
 gain (loss)

 Total from investment            .246                      1.008      1.355     2.116     .018
operations

Less Distributions

 From net investment income       (.726)                    (.798)     (.805)    (.806)    (.098)

 From net realized gain           -                         (.370)     (.300)    (.230)    -

 In excess of net realized        (.060)                    -          -         -         -
gain

 Total distributions              (.786)                    (1.168)    (1.105)   (1.036)   (.098)

Net asset value, end of period   $ 10.550                  $ 11.090   $ 11.250  $ 11.000  $ 9.920

TOTAL RETURN B, C                 2.26%                     9.33%      12.89%    22.02%    .17%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 189,755                 $ 119,204  $ 99,327  $ 52,626  $ 10,687
(000 omitted)

Ratio of expenses to average      1.18%                     1.20%      1.23%     1.35% F   1.35% A, F
net assets

Ratio of expenses to average      1.17% G                   1.19% G    1.22% G   1.35%     1.35% A
net assets after expense
reductions

Ratio of net investment           7.25%                     7.21%      7.34%     7.28%     5.80% A
income to average net assets

Portfolio turnover rate           150%                      140%       119%      193%      104% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD OCTOBER 31, 1994 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - CLASS B
                                 YEARS ENDED DECEMBER 31,

                                 1998                      1997      1996      1995      1994 E

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 11.100                  $ 11.260  $ 11.010  $ 9.910   $ 10.000
of period

Income from Investment
Operations

 Net investment income            .713 D                    .740 D    .743 D    .820      .072 D

 Net realized and unrealized      (.529)                    .194      .538      1.237     (.078)
 gain (loss)

 Total from investment            .184                      .934      1.281     2.057     (.006)
operations

Less Distributions

 From net investment income       (.654)                    (.724)    (.731)    (.727)    (.084)

 From net realized gain           -                         (.370)    (.300)    (.230)    -

 In excess of net realized        (.060)                    -         -         -         -
gain

 Total distributions              (.714)                    (1.094)   (1.031)   (.957)    (.084)

Net asset value, end of period   $ 10.570                  $ 11.100  $ 11.260  $ 11.010  $ 9.910

TOTAL RETURN B, C                 1.69%                     8.60%     12.14%    21.35%    (.06)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 72,773                  $ 54,562  $ 37,403  $ 26,654  $ 9,379
(000 omitted)

Ratio of expenses to average      1.83%                     1.86%     1.88%     2.10% F   2.10% A, F
net assets

Ratio of expenses to average      1.83%                     1.85% G   1.87% G   2.10%     2.10% A
net assets after expense
reductions

Ratio of net investment           6.56%                     6.55%     6.69%     6.53%     5.06% A
income to average net assets

Portfolio turnover rate           150%                      140%      119%      193%      104% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD OCTOBER 31, 1994 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C
                                 YEARS ENDED DECEMBER 31,

                                 1998                      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.080                  $ 11.400
period

Income from Investment
Operations

 Net investment income D          .672                      .105

 Net realized and unrealized      (.517)                    .037
gain (loss)

 Total from investment            .155                      .142
operations

Less Distributions

 From net investment income       (.625)                    (.152)

 From net realized gain           -                         (.310)

 In excess of net realized        (.060)                    -
gain

 Total distributions              (.685)                    (.462)

Net asset value, end of period   $ 10.550                  $ 11.080

TOTAL RETURN B, C                 1.42%                     1.27%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 11,248                  $ 659
(000 omitted)

Ratio of expenses to average      2.07% F                   2.10% A, F
net assets

Ratio of net investment to        6.37%                     6.30% A
average net assets

Portfolio turnover rate           150%                      140%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO DECEMBER 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                 YEARS ENDED DECEMBER 31,

                                 1998                      1997      1996      1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.140                  $ 11.300  $ 11.030  $ 10.890
period

Income from Investment
Operations

 Net investment income            .805 D                    .830 D    .826 D    .456

 Net realized and unrealized      (.533)                    .186      .548      .340
gain (loss)

 Total from investment            .272                      1.016     1.374     .796
operations

Less Distributions

 From net investment income       (.742)                    (.806)    (.804)    (.426)

 From net realized gain           -                         (.370)    (.300)    (.230)

 In excess of net realized        (.060)                    -         -         -
gain

 Total distributions              (.802)                    (1.176)   (1.104)   (.656)

Net asset value, end of period   $ 10.610                  $ 11.140  $ 11.300  $ 11.030

TOTAL RETURN B, C                 2.49%                     9.36%     13.04%    7.47%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 4,636                   $ 6,289   $ 6,107   $ 107
(000 omitted)

Ratio of expenses to average      1.07%                     1.10% F   1.10% F   1.10% A, F
net assets

Ratio of expenses to average      1.07%                     1.09% G   1.10%     1.10% A
net assets after expense
reductions

Ratio of net investment           7.29%                     7.31%     7.47%     7.53% A
income to average  net assets

Portfolio turnover rate           150%                      140%      119%      193%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Strategic Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded. Securities for which market quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, market discount and losses deferred due to wash sales and excise tax regulations.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise

2. OPERATING POLICIES - CONTINUED

DELAYED DELIVERY TRANSACTIONS - CONTINUED

due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $508,842 or 0.2% of net assets.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $1,812,250 or 0.6% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $456,683,756 and $349,997,664, respectively, of which U.S. government and government agency obligations aggregated $135,244,102 and $108,724,025, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Limited
(FIJ). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SUB-ADVISER FEE - CONTINUED

services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90% *

CLASS C    1.00% **

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 10,359     $ 82

CLASS T    405,368      170

CLASS B    614,016      443,838

CLASS C    69,421       68,468

          $ 1,099,164  $ 512,558

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:

CLASS A               $ 1,507

CLASS T                46,652

CLASS B                13,435

CLASS C                2,761

INSTITUTIONAL CLASS    674

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and on Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 97,601     $ 25,922

CLASS T    269,192      76,233

CLASS B    140,845      140,845 *

CLASS C    9,131        9,131 *

          $ 516,769    $ 252,131

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 18,232   .26

CLASS T                 333,844   .21

CLASS B                 141,064   .21

CLASS C                 16,836    .24

INSTITUTIONAL CLASS     11,396    .19

                       $ 521,372

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

During the period, FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above a specified percentage on average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               1.25%                    $ -

CLASS T               1.35%                     -

CLASS B               2.00%                     -

CLASS C               2.10%                     3,803

INSTITUTIONAL CLASS   1.10%                     -

                                               $ 3,803

Effective December 1, 1998, the expense limitations were eliminated. FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $394 under this arrangement.

5. EXPENSE REDUCTIONS - CONTINUED

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $6,279 under the custodian arrangement.

6. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $8,587,000. The weighted average interest rate was 5.25%.

7. CREDIT RISK.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. BENEFICIAL INTEREST.

At the end of the period, one shareholder was record owner of approximately 15% of the total outstanding shares of the fund.

9. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:


                                YEAR ENDED         YEAR ENDED
                                DECEMBER 31, 1998  DECEMBER 31, 1997A

FROM NET INVESTMENT INCOME

Class A                         $ 468,016          $ 128,164

Class T                          10,946,403         7,824,627

Class B                          4,114,994          2,941,590

Class C                          416,895            5,711

Institutional Class              400,192            441,651

Total                           $ 16,346,500       $ 11,341,743

FROM NET REALIZED GAIN

Class A                         $ -                $ 93,953

Class T                          -                  3,695,167

Class B                          -                  1,668,813

Class C                          -                  16,228

Institutional Class              -                  204,573

Total                           $ -                $ 5,678,734

IN EXCESS OF NET REALIZED GAIN

Class A                         $ 53,961           $ -

Class T                          1,076,254          -

Class B                          409,677            -

Class C                          63,791             -

Institutional Class              25,742             -

Total                           $ 1,629,425        $ -

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1997.

10. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                        SHARES                                            DOLLARS

                        YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,

                        1998                     1997A                    1998                     1997A



CLASS A Shares sold      900,167                  265,146                 $ 9,908,134              $ 3,006,773

Reinvestment of
distributions            40,130                   17,057                   381,968                  191,271

Shares redeemed          (335,982)                (29,534)                 (3,569,407)              (335,583)

Net increase (decrease)  604,315                  252,669                 $ 6,720,695              $ 2,862,461

CLASS T Shares sold      11,047,467               4,933,967               $ 122,912,518            $ 55,635,680

Reinvestment of
distributions            920,256                  837,190                  8,937,450                9,389,799

Shares redeemed          (4,726,297)              (3,857,473)              (51,174,332)             (43,554,684)

Net increase (decrease)  7,241,426                1,913,684               $ 80,675,636             $ 21,470,795

CLASS B Shares sold      4,082,575                1,957,957               $ 45,035,865             $ 22,125,314

Reinvestment of
distributions            304,841                  332,029                  2,975,955                3,727,875

Shares redeemed          (2,414,647)              (691,264)                (25,559,874)             (7,851,913)

Net increase (decrease)  1,972,769                1,598,722               $ 22,451,946             $ 18,001,276

CLASS C Shares sold      1,295,745                75,453                  $ 14,256,416             $ 858,758

Reinvestment of
distributions            34,501                   1,548                    315,902                  17,203

Shares redeemed          (323,431)                (17,490)                 (3,449,844)              (199,505)

Net increase (decrease)  1,006,815                59,511                  $ 11,122,474             $ 676,456

INSTITUTIONAL CLASS
Shares                   422,294                  146,268                 $ 4,701,276              $ 1,658,979
sold

Reinvestment of
distributions            32,127                   53,502                   334,547                  603,021

Shares redeemed          (581,996)                (175,667)                (6,221,690)              (1,998,071)

Net increase (decrease)  (127,575)                24,103                  $ (1,185,867)            $ 263,929


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1997.

11. REGISTRATION FEES.

For the period, each class paid the following amounts to register its shares for sale:

                      REGISTRATION FEES

CLASS A               $ 10,108

CLASS T                73,244

CLASS B                30,311

CLASS C                16,010

INSTITUTIONAL CLASS    11,543

                      $ 141,216

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Strategic Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Strategic Income Fund (a fund of Fidelity Advisor Series II) at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Strategic Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 1999

DISTRIBUTIONS


The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

OF SPECIAL NOTE


INTRODUCING FIDELITY'S NEW, REORGANIZED PROSPECTUS

Recently, the SEC issued new disclosure requirements for all mutual fund prospectuses. While Fidelity could have complied by simply following the new requirements, we saw a different opportunity. We saw the chance to create a brand new prospectus: one that is better organized, easier to use and more informative than ever.

The new format of the Fidelity mutual fund prospectus puts the information you need to make informed investment decisions right at your fingertips. In the opening pages, you will find the SEC-mandated summary that highlights the fund's investment objectives, strategies and risks. There's also an easy-to-read performance chart and fee table right up front.

Inside, you will find additional features we've introduced to make the fund prospectus a more useful tool. In our new Shareholder Information section, for example, we have provided practical, beneficial information - from how to buy or sell shares, key contact information, investment services, ways to set up your account and more - all in one convenient location.

We invite you to spend a moment and review our new prospectus. It is designed to help make your investment decision easier, no matter which of the Fidelity funds you invest in.




INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity International Investment Advisors, Pembroke, Bermuda
Fidelity International Investment Advisors (U.K.) Limited
London, England
Fidelity Investments Japan Limited,
Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Bart A. Grenier, Vice President
John H. Carlson, Vice President
Margaret L. Eagle, Vice President
Kevin E. Grant, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

*INDEPENDENT TRUSTEES

ADVISORY BOARD

J. Gary Burkhead

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN

The Bank of New York
New York, NY

FOCUS FUNDS

Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuantSM
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement
Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)